                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08759
                       The Laudus Variable Insurance Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                       The Laudus Variable Insurance Trust
             101 Montgomery Street, San Francisco, California 94104
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1: REPORT(s) TO SHAREHOLDERS.

SEMIANNUAL REPORT
June 30, 2006                                                (LAUDUS FUNDS LOGO)

                                                         COMMAND PERFORMANCE(TM)

Laudus Rosenberg VIT Value Long/Short Equity Fund

Table of Contents

     1   MANAGEMENT'S DISCUSSION

     2   PERFORMANCE AND FUND FACTS

     4   FUND EXPENSES

    20   FINANCIAL STATEMENTS AND NOTES

    28   PROXY VOTING RESULTS

    29   TRUSTEES AND OFFICERS

    34   DEFINITIONS, TERMS AND OTHER INFORMATION

The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"), an open-end management investment company. Except as explicitly described otherwise, the investment objective and policies of the Fund may be changed without shareholder approval. The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as Sub-adviser to the Fund. The Fund is distributed by ALPS DISTRIBUTORS, INC.

Management's Discussion for the six month period ended June 30, 2006

MARKET OVERVIEW


U.S. equity markets were modestly positive during the first half of 2006. The S&P 500 Index returned 4.64% in the first quarter, followed by a modest loss of 1.44% in the second quarter. Several key issues dominated market discussions throughout the period, including slowing economic growth, inflation fears, U.S. Federal Reserve (the Fed) interest rate increases, and volatile crude oil prices. A factor in the volatility was speculation about the Fed's short-term interest rate moves, as investors vacillated between believing the increases were ending and expectations of still more rate hikes.

Value seems to have made a comeback since late last year when growth indices led in several market segments. Large-cap value showed a strong performance in the first half of 2006. From a sector perspective, Energy stocks showed solid gains throughout the first half of the year. Utility stocks bounced back to show a positive performance for the second quarter in contrast to their performance in the first quarter. Strong earnings and merger activity propelled the Telecomm sector into the lead among economic sectors during the second quarter.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND PERFORMANCE OVERVIEW

TOTAL RETURNS BELOW are for the six-month period ended 6/30/06. For performance details see page 2.


LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY
FUND(1)(2)
----------------------------------------------------
Class 2 shares  90-Day U.S. Treasury Bills (T-bills)
6.05%           2.40%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE PERFORMANCE INFORMATION DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 866.452.8387.

Total returns include change in share price and reinvestment of distributions. Total returns reflect the waiver of a portion of a Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.

Total returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investments in long/short funds are more volatile and risky than some other forms of investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

The Fund may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is obligated to buy the security on a later date so it can return the security to the lender. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss is theoretically unlimited.

Since risk in long/short funds relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. The full faith and credit of the U.S. government back an investment in 90-day T-bills. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

(1) Value-based investments are subject to the risk that the broad market may not recognize their value.

(2) Small- and mid-capitalization funds typically carry additional risk since small- and mid-capitalization companies generally have a higher risk of failure.

THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND The VIT Value Long/Short Fund was up at 6.05% in the first six months of 2006, outperforming its benchmark 90-day T-bill return of 2.40%. The Fund invests long in equities the manager deems attractive, and short in equities the manager deems unattractive. These positions are maintained to nearly equal dollar levels, but still result in exposures to general equity market characteristics such as industry weights and style factors. In particular, the VIT Fund has a modest exposure both to Value characteristics, such as Earnings to Price, and to factors consistent with near-terms earnings growth, such as recent price-performance, or Relative Strength. During the first half of 2006, the Fund benefited from these higher-than-market net (long-short) exposures. The Fund also continued to benefit from its under-exposure to the financial leverage factor. The Fund's net-short exposure to REITs hurt as the sector continued to thrive. Net long positions in Oil Drilling & Services and Basic Minerals and Metals industry sectors contributed positively to returns. Contributions came from both out-performance of positions held long, such as Allegheny Technologies and Celgene, and the under-performance of the short positions, such as those in Mills Corp and RadioShack.

                           Laudus Variable Insurance Trust Semiannual Report   1

Performance and Fund Facts

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 6/30/06 (Unaudited)

                         PERFORMANCE OF A HYPOTHETICAL
                    $10,000 INVESTMENT IN CLASS 2 SHARES(1)
          ------------------------------------------------------------

                                  (LINE GRAPH)

AVERAGE ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

CLASS AND INCEPTION DATE                                        6 MONTHS*         1 YEAR         SINCE INCEPTION
Class 2 Shares (5/1/03)                                           6.05%           7.55%               4.20%
90-day T-bills                                                    2.40%           3.34%               2.46%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE PERFORMANCE INFORMATION DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 866.452.8387.

Investments in long/short funds are more volatile and risky than some other forms of investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of Funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

The Fund uses the return that an investor could achieve through an investment in 3-month U.S. T-bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders, which exceed the benchmark. An investment in the Fund is different from an investment in 90-day U.S. T-bills because, among other differences, U.S. T-bills are backed by the full faith and credit of the U.S. Government, U.S. T-bills have a fixed rate of return, investors in U.S. T-bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. T-bills.

Value-based investments are subject to the risk that the broad market may not recognize their value.

* Not Annualized.

(1) Total returns include change in share price and reinvestment of distributions. Total returns reflect the waiver of a portion of a Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Total returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

 2  Laudus Variable Insurance Trust Semiannual Report

Performance and Fund Facts  continued

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 6/30/06 (Unaudited)

FUND OVERVIEW                                        Class 2
-------------------------------------------------------------
Initial Investment                                  $2,500
Inception Date                                      5/1/03
Total Net Assets ($ X 1,000)                        183,038
Cusip                                               51855U102
NAV                                                 $11.39
Expense Ratio(2)                                    3.31%
Expense Ratio(3)                                    1.99%

FUND CHARACTERISTICS                  Long         Short
----------------------------------------------------------
Number of Securities                     881          494
Median Market Capitalization          $2,518       $2,581
  ($Wtd.) ($ X 1,000,000)
Portfolio Turnover                    130.99%      162.97%
  (One year trailing)
Price to Earnings (P/E)                20.71        51.23
Price to Book (P/B)                     2.11         2.69
Price to Cash Flow                     13.38        17.72
Beta                                    1.39         1.37
Return on Equity                       11.06%        5.39%
Five-Year Earnings Growth              32.74%       15.23%

TOP EQUITY HOLDINGS % of Net Assets               Long
-----------------------------------------------------------
Celgene Corp.                                     1.4%
Allegheny Technologies, Inc.                      1.2%
United States Steel Corp.                         1.0%
A.G. Edwards, Inc.                                0.9%
Newfield Exploration Co.                          0.9%
BMC Software, Inc.                                0.9%
Patterson-UTI Energy, Inc.                        0.9%
Helix Energy Solutions Group, Inc.                0.9%
Darden Restaurants, Inc.                          0.8%
Health Net, Inc.                                  0.8%
TOTAL                                             9.7%

TOP EQUITY HOLDINGS % of Net Assets               Short
-----------------------------------------------------------

EchoStar Communications Corp., Class A            -1.1%
E*TRADE Financial Corp.                           -1.1%
NCR Corp.                                         -1.0%
Amylin Pharmaceuticals, Inc.                      -1.0%
Boston Properties, Inc.                           -1.0%
Altera Corp.                                      -1.0%
Waters Corp.                                      -1.0%
NAVTEQ Corp.                                      -1.0%
Patterson Cos., Inc.                              -1.0%
Cintas Corp.                                      -1.0%
TOTAL                                             -10.2%

PORTFOLIO COMPOSITION % of Net Assets
------------------------------------------------------------

SECTOR WEIGHTINGS--LONG HOLDINGS

(PIE GRAPH)

PORTFOLIO COMPOSITION % of Net Assets
------------------------------------------------------------

SECTOR WEIGHTINGS--SHORT POSITIONS

(PIE GRAPH)

    Portfolio holdings are subject to change and may not represent current or future holdings.

(2) Reflects any applicable contractual limitations by Manager to waive its management fee and/or bear certain expenses. This amount includes interest expense and dividend expense on securities sold short.

(3) Reflects any applicable contractual limitations by Manager to waive its management fee and/or bear certain expenses, exclusive of nonrecurring account fees, extraordinary expenses, interest expense and dividend expenses on securities sold short.

                           Laudus Variable Insurance Trust Semiannual Report   3

Fund Expenses (Unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you may incur two types of costs: transactions costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2006 and held through June 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value(LOGO)$1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period".

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's share class actual expense ratios and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. While this Fund does not currently have redemption fees, if it did and if such transactional cost were included, your costs would have been higher.

                                                                              BEGINNING        ENDING             EXPENSES
                                                         EXPENSE RATIO(1)   ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING PERIOD(2)
                                                           (Annualized)       at 1/1/06      at 6/30/06       1/1/06 - 6/30/06
---------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
Class 2 Shares                                                 3.31%
  Actual Return                                                               $1,000.00       $1,060.50             $16.91
  Hypothetical 5% Return                                                      $1,000.00       $1,008.38             $16.48
---------------------------------------------------------------------------------------------------------------------------------

(1) Based on the most recent six-month expense ratio (including dividend expense) net of waiver; may differ from the expense ratio provided in Financial Highlights. Refer to financial notes for more information about the fund's expense.

(2) Expenses for each fund or share class are equal to that fund's or share class' annualized expense ratio, multiplied by the average account value for the hypothetical account over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

 4  Laudus Variable Insurance Trust Semiannual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS as of June 30, 2006, (Unaudited)

                                          COST           VALUE
HOLDINGS BY CATEGORY                      ($)             ($)
------------------------------------------------------------------
 93.1%     COMMON STOCK                149,020,419     170,400,712
  6.1%     SHORT-TERM INVESTMENTS       11,091,585      11,091,585
------------------------------------------------------------------
 99.2%     TOTAL INVESTMENTS           160,112,004(B)  181,492,297
(91.3)%    SHORT SALES                (173,553,651)   (167,313,487)
 89.8%     DEPOSITS WITH BROKER AND
           CUSTODIAN BANK FOR
           SECURITIES SOLD SHORT       164,482,203     164,482,203
  2.3%     OTHER ASSETS AND
           LIABILITIES                                   4,376,931
------------------------------------------------------------------
100.0%     NET ASSETS                                  183,037,944

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
COMMON STOCK(A) 93.1% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 1.6%
-----------------------------------------------------------------
Cagle's, Inc., Class A *                  260           1,976
Corn Products International,
  Inc.                                 16,190         495,414
Dean Foods Co. *                       15,450         574,586
Diedrich Coffee, Inc. *                    60             219
Flowers Foods, Inc.                     8,220         235,421
Hansen Natural Corp. *                  4,106         781,659
J & J Snack Foods Corp.                 1,930          63,825
Lance, Inc.                             8,960         206,259
National Beverage Corp. *               3,700          53,095
Penford Corp.                             508           8,585
PepsiAmericas, Inc.                     1,360          30,070
Seaboard Corp.                            300         384,000
Seneca Foods Corp., Class B *             300           7,046
Tasty Baking Company                    4,510          42,394
The Hain Celestial Group, Inc. *        2,415          62,210
                                                  ---------------
                                                    2,946,759

AIRLINES 0.9%
-----------------------------------------------------------------
Air Methods Corp. *                     1,550          40,579
AirNet Systems, Inc. *                  1,990           5,910
Alaska Air Group, Inc. *               17,300         681,966
Mesa Air Group, Inc. *                      9              89
Republic Airways Holdings, Inc.
  *                                     9,009         153,333
SkyWest, Inc.                          31,541         782,217
                                                  ---------------
                                                    1,664,094

AUTOS 1.0%
-----------------------------------------------------------------
Aftermarket Technology Corp. *          3,570          88,715
Autoliv, Inc.                           5,000         282,850
Dorman Products, Inc *                    140           1,649
Oshkosh Truck Corp.                    22,420       1,065,398
Spartan Motors, Inc.                    5,891          90,604
Strattec Security Corp. *                 445          22,165
Supreme Industries, Inc., Class
  A                                     1,600          11,488
Sypris Solutions, Inc.                  5,600          52,920
TRW Automotive Holdings Corp. *         6,100         166,408
                                                  ---------------
                                                    1,782,197

BANKS & CREDIT INSTITUTIONS 3.7%
-----------------------------------------------------------------
1st Independence Financial
  Group, Inc.                              40             662
1st Source Corp.                          500          16,915

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Accredited Home Lenders Holding
  Co. *                                 7,525         359,770
Advanta Corp., Class A                    440          14,428
Ameriana Bancorp                           80           1,083
Ameris Bancorp                          1,702          39,384
Anchor BanCorp Wisconsin, Inc.            100           3,017
Banco Latinoamericano de
  Exportaciones, S.A., Class E          3,450          53,923
BankUnited Financial Corp.,
  Class A                               5,200         158,704
Bar Harbor Bankshares                       5             145
Berkshire Hills Bancorp, Inc.           1,005          35,657
Beverly Hills Bancorp, Inc.             3,980          38,288
BNCCORP, Inc. *                           300           3,825
BOE Financial Services of
  Virginia, Inc.                          300           9,583
Britton & Koontz Capital Corp.            700          13,580
Brunswick Bancorp *                       170           2,134
Camco Financial Corp.                     165           2,298
Capital Crossing Bank *                   600          14,760
Cardinal Financial Corp.                1,217          14,142
Carver Bancorp, Inc.                      500           8,650
Central Bancorp, Inc.                     100           3,170
Centrue Financial Corp. *                 200           4,602
CFS Bancorp, Inc.                         770          11,427
Citizens First Bancorp, Inc.            1,100          29,381
Citizens South Banking Corp.               94           1,194
Codorus Valley Bancorp, Inc.               10             192
Columbia Bancorp                          440          11,031
Community Bankshares, Inc.                200           3,080
Community Capital Corp.                 1,836          39,896
Community Central Bank Corp.              220           2,563
Community Financial Corp.                 600          14,040
Community Shores Bank Corp. *              10             125
Community West Bancshares                 836          13,083
CompuCredit Corp. *                    13,326         512,251
Consumer Portfolio Services,
  Inc. *                                8,300          55,693
Corus Bankshares, Inc.                 21,300         557,634
Cowlitz Bancorp *                         500           8,025
Delta Financial Corp.                   5,880          57,918
Dollar Financial Corp. *                9,555         171,990
Electronic Clearing House, Inc.
  *                                     3,600          48,456
Farmers Capital Bank Corp.                 17             557
Federal Agricultural Mortgage
  Corp., Class C                        5,150         142,655
Fidelity Southern Corp.                 2,200          39,116
Financial Institutions, Inc.              224           4,673
First Bancorp of Indiana, Inc.            200           3,765
First BancTrust Corp.                      20             245
First Capital, Inc.                       100           1,850
First Citizens BancShares, Inc.,
  Class A                                 100          20,050
First Defiance Financial Corp.          1,476          38,893
First Federal Bancshares of
  Arkansas, Inc.                          320           7,242
First Federal Bancshares, Inc.            330           5,759
First Federal Bankshares, Inc.            700          15,190
First Financial Holdings, Inc.            100           3,200
First Franklin Corp.                      400           6,300
First M&F Corp.                           600          11,854
First Mariner Bancorp, Inc. *             300           5,790

See financial notes.       Laudus Variable Insurance Trust Semiannual Report   5

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
First Merchants Corp.                     420          10,210
First Niagra Financial Group,
  Inc.                                 39,840         558,557
First Place Financial Corp.             3,900          89,739
First South Bancorp, Inc.                 450          15,403
First United Corp.                      3,300          68,145
First West Virginia Bancorp,
  Inc.                                    100           1,900
FirstFed Financial Corp. *              6,620         381,775
Flag Financial Corp.                        7             136
FMS Financial Corp.                       110           1,773
FNB Corp. of North Carolina             1,400          25,480
Franklin Bank Corp. *                   1,580          31,900
Gateway Financial Holdings, Inc.            1              14
GS Financial Corp.                        200           3,600
Guaranty Federal Bancshares,
  Inc.                                     10             281
HF Financial Corp.                        880          15,048
HMN Financial, Inc.                       100           3,480
Home Federal Bancorp                      220           6,160
Hopfed Bancorp, Inc.                       40             658
Horizon Bancorp                           100           2,611
Horizon Financial Corp.                   200           5,486
Integra Bank Corp.                        400           8,700
Intervest Bancshares Corp. *            4,100         166,050
ITLA Capital Corp.                      3,000         157,740
Lakeland Financial Corp.                  800          19,432
Leesport Financial Corp.                  525          12,075
LSB Bancshares, Inc.                      710          12,269
MASSBANK Corp.                            200           6,550
Mayflower Co-operative Bank             1,200          15,150
Meta Financial Group, Inc.                800          17,396
MetroCorp Bancshares, Inc.                494          14,464
MidWestOne Financial Group, Inc.        2,000          38,500
MutualFirst Financial, Inc.               200           3,960
National Bankshares, Inc.                 570          12,805
National Mercantile Bancorp *             750           9,960
NBC Capital Corp.                       3,260          72,600
New Hampshire Thrift Bancshares,
  Inc.                                    300           4,830
North Central Bancshares, Inc.            100           3,895
North Valley Bancorp                    1,760          30,606
Northrim BanCorp, Inc.                    100           2,510
OceanFirst Financial Corp.              2,600          57,772
Pacific Capital Bancorp                 3,400         105,808
Pamrapo Bancorp, Inc.                     100           1,985
Parkvale Financial Corp.                  100           2,925
Peoples Bancorp of North
  Carolina                                693          18,164
Peoples Bancorp, Inc.                     100           2,070
Peoples BancTrust Co., Inc.               600          13,794
Pocahontas Bancorp, Inc.                  300           3,900
Premier Community Bankshares,
  Inc.                                  1,092          22,555
Provident Financial Holdings,
  Inc.                                  2,121          63,630
PSB Bancorp, Inc. *                     2,800          30,940
Renasant Corp.                          5,200         209,820
Republic Bancorp, Inc., Class A            22             453
Republic First Bancorp, Inc. *          2,780          37,947
River Valley Bancorp                        7             127
Riverview Bancorp, Inc.                   300           7,860
Rurban Financial Corp.                    100           1,100
Simmons First National Corp.,
  Class A                               5,090         147,661
Sterling Financial Corp.                1,020          22,338

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Synovus Financial Corp.                48,900       1,309,542
Team Financial, Inc.                      200           3,000
Timberland Bancorp, Inc.                  500          15,610
Tompkins Trustco, Inc.                    100           4,300
Tower Financial Corp.                     463           8,751
United Bancshares, Inc.                    10             156
United Community Financial Corp.        3,150          37,800
United Financial Corp.                    375           8,032
United Security Bancshares, Inc.          706          20,883
Unity Bancorp, Inc.                     1,764          27,324
Wainwright Bank & Trust Co.               110           1,202
Washington Savings Bank, F.S.B.
  *                                     1,270          10,909
Willow Grove Bancorp, Inc.                200           3,182
Wright Express Corp. *                    930          26,728
WSFS Financial Corp.                    1,300          79,885
                                                  ---------------
                                                    6,783,839

BASIC MINERALS & METALS 5.1%
-----------------------------------------------------------------
A.M. Castle & Co. *                     4,620         148,995
Aleris International, Inc. *            4,440         203,574
Allegheny Technologies, Inc.           31,990       2,214,988
Commercial Metals Company              54,400       1,398,080
CommScope, Inc. *                      19,090         599,808
Freeport-McMoran Copper & Gold,
  Inc., Class B                         7,700         426,657
Harsco Corp.                            1,100          85,756
L.B. Foster Co., Class A *                400           9,708
Maverick Tube Corp. *                      30           1,896
Northwest Pipe Co. *                      700          17,710
NS Group, Inc. *                        8,880         489,110
Olympic Steel, Inc.                     2,812          99,517
Precision Castparts Corp.               2,490         148,802
Reliance Steel & Aluminum Co.             100           8,295
Ryerson Tull, Inc.                      5,890         159,030
Southern Copper Corp.                  15,000       1,336,950
Superior Essex, Inc. *                  1,568          46,930
Titanium Metals Corp. *                 1,200          41,256
United States Steel Corp.              25,300       1,774,036
Universal Stainless & Alloy
  Products, Inc. *                      2,700          79,029
                                                  ---------------
                                                    9,290,127

BIOTECHNOLOGY 0.1%
-----------------------------------------------------------------
Digene Corp. *                          5,448         211,056
Harvard Bioscience, Inc. *              4,710          20,959
                                                  ---------------
                                                      232,015

CELLULAR & WIRELESS 0.8%
-----------------------------------------------------------------
NII Holdings, Inc. *                   26,200       1,477,156
USA Mobility, Inc. *                    2,986          49,568
                                                  ---------------
                                                    1,526,724

CHEMICALS & RUBBER 1.6%
-----------------------------------------------------------------
A. Schulman, Inc.                      10,347         236,843
American Pacific Corp. *                  150           1,170
Arch Chemicals, Inc.                    9,020         325,171
Bairnco Corp.                             200           2,346
FMC Corp.                              12,430         800,368
H.B. Fuller Co.                         3,200         139,424
Hercules, Inc. *                        4,870          74,316

 6  Laudus Variable Insurance Trust Semiannual Report       See financial notes.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
ICO, Inc. *                             8,090          39,803
Innospec, Inc.                          5,910         150,232
NewMarket Corp.                         2,110         103,517
PolyOne Corp. *                        49,040         430,571
Stepan Co.                              1,500          47,370
The Sherwin-Williams Co.                9,780         464,354
Westlake Chemical Corp.                 6,500         193,700
                                                  ---------------
                                                    3,009,185

COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
-----------------------------------------------------------------
Ladish Co., Inc. *                      2,000          74,940

COMMUNICATIONS UTILITIES 1.3%
-----------------------------------------------------------------
Atlantic Tele-Network, Inc.               250           5,208
CT Communications, Inc.                 7,184         164,298
D&E Communications, Inc.                3,310          35,880
Discovery Holding Co., Class A *       61,121         894,200
General Communication, Inc.,
  Class A *                             8,184         100,827
Gilat Satellite Networks Ltd. *           300           2,340
Golden Telecom, Inc.                    1,500          38,025
Hector Communications Corp.               100           3,504
j2 Global Communications, Inc. *        8,681         271,021
Knology, Inc. *                           200           1,860
Playboy Enterprises, Inc., Class
  A *                                  15,000         142,950
Playboy Enterprises, Inc., Class
  B *                                   4,170          41,617
RCN Corp. *                            12,340         307,636
The Knot, Inc. *                        8,022         167,900
Vignette Corp. *                       13,310         194,060
                                                  ---------------
                                                    2,371,326

CONSTRUCTION & HOMEBUILDING 0.6%
-----------------------------------------------------------------
Brookfield Homes Corp.                  1,581          52,094
Cavalier Homes, Inc. *                  1,280           6,784
Comfort Systems USA, Inc.               7,850         112,176
Insituform Technologies, Inc.,
  Class A *                            11,954         273,627
MasTec, Inc. *                         16,000         211,360
Meadow Valley Corp. *                   2,260          25,877
Palm Harbor Homes, Inc. *               2,800          49,252
Perini Corp. *                         10,900         245,250
Quanta Services, Inc. *                 2,590          44,885
Skyline Corp. *                           100           4,278
                                                  ---------------
                                                    1,025,583

CONSTRUCTION MATERIALS 0.7%
-----------------------------------------------------------------
Ameron International Corp.                300          20,106
Eagle Materials, Inc.                  19,192         911,620
Martin Marietta Materials, Inc.         1,670         152,220
MDU Resources Group, Inc.               1,980          72,488
Oil-Dri Corp. of America                1,890          37,233
Patrick Industries, Inc. *                 86             974
Rock of Ages Corp. *                      900           4,365
U.S. Concrete, Inc. *                   2,010          22,211
Vulcan Materials Co.                      400          31,200
                                                  ---------------
                                                    1,252,417

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)

CONSUMER DURABLES 0.2%
-----------------------------------------------------------------
Monaco Coach Corp.                     15,270         193,929
Thor Industries, Inc.                   1,800          87,210
Universal Electronics, Inc. *           3,153          55,840
                                                  ---------------
                                                      336,979

DRUGS & PHARMACEUTICALS 2.3%
-----------------------------------------------------------------
Alpharma, Inc., Class A                18,300         439,932
Celgene Corp. *                        52,152       2,473,569
E-Z-EM, Inc. *                            900          12,240
Endo Pharmaceutical Holdings,
  Inc. *                               28,027         924,331
Matrixx Initiatives, Inc. *             3,180          49,481
Metabasis Therapeutics, Inc. *         15,360         117,197
Natural Alternative
  International, Inc. *                 3,300          35,376
Schiff Nutrition International,
  Inc. *                                1,700          11,356
Sciele Pharma, Inc. *                     390           9,044
United-Guardian, Inc.                     300           2,520
ViroPharma, Inc. *                      9,370          80,769
                                                  ---------------
                                                    4,155,815

ELECTRIC UTILITIES 1.9%
-----------------------------------------------------------------
Alliant Energy Corp.                   38,691       1,327,101
CH Energy Group, Inc.                   1,203          57,744
DTE Energy Co.                         23,650         963,501
Duquesne Light Holdings, Inc.           1,320          21,701
Florida Public Utilities Co.            1,050          13,220
Foster Wheeler Ltd. *                  14,362         620,438
Green Mountain Power Corp.              1,000          33,990
Northeast Utilities                    15,870         328,033
OGE Energy Corp.                        1,160          40,635
UIL Holdings Corp.                        200          11,258
Westar Energy, Inc.                     1,790          37,679
Xcel Energy, Inc.                          90           1,726
                                                  ---------------
                                                    3,457,026

FINANCIAL INVESTMENTS 0.5%
-----------------------------------------------------------------
Aaron Rents, Inc.                       3,300          88,704
CEVA, Inc. *                            7,400          42,772
Cherokee, Inc.                            700          28,952
Electro Rent Corp. *                    2,344          37,551
ePlus, Inc. *                           2,380          26,965
GATX Corp.                              6,580         279,650
InterDigital Communications
  Corp. *                               4,167         145,470
Jackson Hewitt Tax Service, Inc.        4,450         139,507
PICO Holdings, Inc. *                   1,230          39,668
SRS Labs, Inc. *                        2,320          11,577
The Enstar Group, Inc. *                  160          14,750
United Rentals, Inc. *                    300           9,594
Willis Lease Finance Corp. *            4,300          40,506
                                                  ---------------
                                                      905,666

FOREST PRODUCTS & PAPER 0.4%
-----------------------------------------------------------------
American Woodmark Corp.                 3,130         109,675
Cenveo, Inc. *                            840          15,078
CSS Industries, Inc.                      300           8,625
Lydall, Inc. *                          8,190          75,512
Mod-Pac Corp. *                           160           1,592

See financial notes.       Laudus Variable Insurance Trust Semiannual Report   7

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Nashua Corp. *                            900           6,183
Universal Forest Products, Inc.         7,960         499,331
                                                  ---------------
                                                      715,996

FURNITURE & HOUSEHOLD ITEMS 2.2%
-----------------------------------------------------------------
A.T. Cross Company, Class A *             200           1,060
Aaron Rents, Inc., Class A              3,210          77,714
Acuity Brands, Inc.                     1,650          64,202
Aldila, Inc.                            2,610          66,085
American Biltrite, Inc. *                 120           1,250
AZZ, Inc. *                             2,460          64,477
Bassett Furniture Industries,
  Inc.                                  2,853          52,809
Callaway Golf Co.                      34,230         444,648
Channell Commercial Corp. *               400           1,320
Chase Corp.                               700          10,360
Chromcraft Revington, Inc. *            1,100          12,815
Communications Systems, Inc.            2,110          21,606
Craftmade International, Inc.             283           4,740
Cybex International, Inc. *             3,300          21,417
Ethan Allen Interiors, Inc.            14,979         547,482
JAKKS Pacific, Inc. *                   1,509          30,316
La-Z-Boy, Inc.                         19,710         275,940
Mity Enterprises, Inc. *                  410           7,421
Movado Group, Inc.                      8,460         194,157
Myers Industries, Inc.                  6,430         110,532
National Presto Industries, Inc.          830          43,392
Preformed Line Products Co.               375          14,213
Raven Industries, Inc.                    152           4,788
Steelcase Inc., Class A                32,190         529,525
Summa Industries                          700           6,895
The Genlyte Group, Inc. *                 544          39,402
The Lamson & Sessions Co. *             2,900          82,244
Thomas & Betts Corp. *                 24,470       1,255,311
Tredegar Corp.                            180           2,848
                                                  ---------------
                                                    3,988,969

GAS & OTHER PUBLIC UTILITIES 1.0%
-----------------------------------------------------------------
AGL Resources, Inc.                     1,300          49,556
Artesian Resources Corp., Class
  A                                       681          19,654
BIW Ltd.                                  260           4,706
California Water Service Group          1,580          56,469
Casella Waste Systems, Inc.,
  Class A *                               870          11,389
Connecticut Water Service, Inc.           129           3,021
Delta Natural Gas Co., Inc.               100           2,451
Energy West Incorporated                  100             902
Nicor, Inc.                            14,680         609,220
RGC Resources, Inc.                       200           5,025
SJW Corp.                               3,400          86,530
Vectren Corp.                             400          10,900
Waste Industries USA, Inc.              1,971          44,702
Western Gas Resources, Inc.            15,700         939,645
                                                  ---------------
                                                    1,844,170

GOVERNMENT AIRCRAFT & DEFENSE 0.1%
-----------------------------------------------------------------
Aerosonic Corp. *                         220           1,639
Herley Industries, Inc. *               7,685          86,149
Smith & Wesson Holding Corp. *          4,180          34,359
Todd Shipyards Corp.                      710          16,330
                                                  ---------------
                                                      138,477

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)

HEALTH CARE & HOSPITAL 2.4%
-----------------------------------------------------------------
Allied Healthcare International,
  Inc. *                               10,429          27,950
Almost Family, Inc. *                     200           4,800
American Shared Hospital
  Services                              2,500          15,275
Five Star Quality Care, Inc. *          8,521          94,327
Gentiva Health Services, Inc. *         1,521          24,382
Health Net, Inc. *                     33,100       1,495,127
IntegraMed America, Inc. *                888           8,831
Manor Care, Inc.                       31,000       1,454,520
MEDTOX Scientific, Inc. *               4,400          40,920
National Healthcare Corp.                 265          11,806
NovaMed, Inc. *                           200           1,350
Pediatric Services of America,
  Inc. *                                4,100          51,168
Pediatrix Medical Group, Inc. *        25,780       1,167,834
Psychemedics Corp.                        390           6,848
Res-Care, Inc. *                        3,900          78,000
                                                  ---------------
                                                    4,483,138

INFORMATION & SERVICES 5.2%
-----------------------------------------------------------------
Ablest, Inc. *                            210           1,785
Bioanalytical Systems, Inc. *           1,000           7,300
Capital Title Group, Inc. *             8,840          65,151
Carriage Services, Inc. *               6,960          31,946
Cass Information Systems, Inc.            495          24,101
CBIZ, Inc. *                           11,090          82,177
CDI Corp.                               6,500         188,500
Ceridian Corp. *                       37,570         918,211
CheckFree Corp. *                       3,491         173,014
Convergys Corp. *                      37,050         722,475
CPI Corp.                                 200           6,140
Ecology & Environment, Inc.               650           6,519
Expedia, Inc. *                        62,932         942,092
Exponent, Inc. *                        2,400          40,560
Forrester Research, Inc. *                412          11,528
Franklin Covey Co. *                    9,350          69,190
Hallwood Group, Inc. *                    300          33,600
Henry Bros. Electronics, Inc. *         2,370          11,968
ICT Group, Inc. *                       3,720          91,252
Kelly Services, Inc., Class A           9,116         247,682
Kendle International, Inc. *            1,600          58,768
Kforce, Inc. *                         13,477         208,759
Layne Christensen Co. *                   220           6,237
Mac-Gray Corp. *                        1,500          18,525
Manpower, Inc.                          1,770         114,342
Metal Management, Inc.                 11,800         361,316
Michael Baker Corp. *                   2,300          49,910
Monro Muffler Brake, Inc.               4,720         153,683
MPS Group, Inc. *                      34,460         518,967
National Technical Systems, Inc.
  *                                     5,200          34,320
NCO Group, Inc. *                      14,929         394,723
Nobel Learning Communities, Inc.
  *                                       920           9,315
Opinion Research Corp. *                  300           1,831
PAREXEL International Corp. *          12,488         360,279
PDI, Inc. *                             7,200         103,608
Pharmaceutical Product
  Development, Inc. (PPD)               7,000         245,840
RCM Technologies, Inc. *                2,798          14,046
Robert Half International, Inc.           100           4,200

 8  Laudus Variable Insurance Trust Semiannual Report       See financial notes.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Schnitzer Steel Industries,
  Inc., Class A                        12,393         439,704
Silverleaf Resorts, Inc. *                300           1,107
Spherion Corp. *                        1,180          10,762
SRI/Surgical Express, Inc. *              261           1,631
TeleTech Holdings, Inc. *              20,491         259,416
The Brink's Co.                         1,660          93,641
The Shaw Group, Inc. *                 41,700       1,159,260
URS Corp. *                            23,320         979,440
Vertrue, Inc. *                            24           1,033
Volt Information Sciences, Inc.
  *                                     4,370         203,642
VSE Corporation                         1,400          41,678
Westaff, Inc. *                           110             466
                                                  ---------------
                                                    9,525,640

INSTRUMENTS 4.3%
-----------------------------------------------------------------
Aeroflex, Inc. *                       44,400         518,148
Allied Healthcare Products, Inc.
  *                                     2,138          12,400
Armor Holdings, Inc. *                 18,820       1,031,901
Arthrocare Corp. *                      7,660         321,797
Astro-Med, Inc.                         2,900          34,655
Atrion Corp.                              220          15,618
Badger Meter, Inc.                        600          16,200
Bio-Rad Laboratories, Inc.,
  Class A *                             5,220         338,987
Bruker BioSciences Corp. *              3,688          19,768
Candela Corp. *                           487           7,724
Checkpoint Systems, Inc. *             18,300         406,443
Coherent, Inc. *                        9,395         316,893
Datascope Corp.                         5,240         161,602
DJ Orthopedics, Inc. *                  4,390         161,684
Edwards Lifesciences Corp. *           16,650         756,409
Encore Medical Corp. *                  3,851          18,523
Escalon Medical Corp. *                   480           2,424
Esterline Technologies Corp. *          5,350         222,506
FEI Co. *                                 500          11,340
Haemonetics Corp. *                       210           9,767
Iridex Corp. *                          4,100          40,139
K-Tron International, Inc. *              300          15,300
Keithley Instruments, Inc.              8,100         103,113
Kewaunee Scientific Corp.                 640           5,677
LeCroy Corp. *                          6,590          94,566
Medical Action Industries, Inc.
  *                                       220           4,860
Mesa Laboratories, Inc.                   400           6,200
Mettler-Toledo International,
  Inc. *                                5,640         341,615
Mikron Infrared, Inc. *                 1,340          18,854
Misonix, Inc. *                           786           3,812
MOCON, Inc.                                10              95
Molecular Devices Corp. *               2,900          88,624
MTS Systems Corp.                       5,000         197,550
New Brunswick Scientific Co.,
  Inc. *                                1,500          12,045
O.I. Corp.                                700           8,802
OSI Systems, Inc. *                     9,800         174,146
OYO Geospace Corp. *                        1              57
Perceptron, Inc. *                      4,400          35,464
PerkinElmer, Inc.                       7,034         147,011
Sonic Innovations, Inc. *               5,640          25,380
SonoSite, Inc. *                        6,620         258,445
Span-America Medical Systems,
  Inc.                                  1,700          18,530

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Steris Corp.                           14,480         331,013
Tektronix, Inc.                         1,520          44,718
Teleflex, Inc.                         15,220         822,184
The Spectranetics Corp. *               8,130          87,154
Tollgrade Communications, Inc. *        8,824          85,593
Viasys Healthcare, Inc. *              14,400         368,640
Vicon Industries, Inc. *                  100             280
Vital Signs, Inc.                         930          46,063
Zygo Corp. *                            9,280         152,099
                                                  ---------------
                                                    7,922,818

INSURANCE 5.0%
-----------------------------------------------------------------
American Financial Group, Inc.         13,900         596,310
American National Insurance Co.         2,444         317,036
American Safety Insurance
  Holdings Ltd. *                         700          11,550
AmerUs Group Co.                        7,947         465,297
Arch Capital Group Ltd. *              17,044       1,013,436
CNA Financial Corp. *                  28,310         933,098
Crawford & Co., Class B                 6,040          43,367
Delphi Financial Group, Inc.,
  Class A                               6,750         245,430
EMC Insurance Group, Inc.               3,400          97,784
FBL Financial Group, Inc., Class
  A                                     2,100          68,040
Great American Financial
  Resources, Inc.                         200           4,186
HCC Insurance Holdings, Inc.           49,300       1,451,392
Kansas City Life Insurance Co.             10             422
Max Re Capital Ltd.                    31,362         684,946
Meadowbrook Insurance Group,
  Inc. *                                4,550          37,856
Merchants Group, Inc.                     810          24,737
National Western Life Insurance
  Co., Class A *                          699         167,515
NYMAGIC, Inc.                           1,030          29,922
Odyssey Re Holdings Corp.                 100           2,635
Ohio Casualty Corp.                     5,200         154,596
Old Republic International Corp.        3,452          73,769
Presidential Life Corp.                   108           2,655
Radian Group, Inc.                     12,378         764,713
Reinsurance Group of America,
  Inc.                                 15,400         756,910
RTW, Inc. *                               600           6,594
Scottish Re Group Limited               1,800          30,024
Selective Insurance Group, Inc.         2,200         122,914
StanCorp Financial Group, Inc.         12,200         621,102
Unico American Corp. *                  2,260          24,159
United America Indemnity Ltd.,
  Class A *                             3,550          73,982
UnumProvident Corp.                     8,610         156,099
USI Holdings Corp. *                    7,190          96,418
W. R. Berkley Corp.                     1,125          38,396
Wesco Financial Corp.                     200          76,200
Zenith National Insurance Corp.           150           5,951
                                                  ---------------
                                                    9,199,441

INTEGRATED OIL COMPANIES 0.0%
-----------------------------------------------------------------
Marathon Oil Corp.                        205          17,076

See financial notes.       Laudus Variable Insurance Trust Semiannual Report   9

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
IT HARDWARE 5.8%
-----------------------------------------------------------------
Advanced Energy Industries, Inc.
  *                                    16,181         214,236
American Technical Ceramics
  Corp. *                               3,780          49,896
Amkor Technology, Inc. *                7,148          67,620
Anaren, Inc. *                          4,430          90,771
Applied Innovation, Inc. *              7,400          27,380
Arris Group, Inc. *                    42,694         560,145
Asyst Technologies, Inc. *                400           3,012
Atmel Corp. *                           3,850          21,368
Avocent Corp. *                            72           1,890
AVX Corp.                              13,570         214,270
BTU International, Inc. *                 120           1,628
CalAmp Corp. *                          7,421          65,973
Cobra Electronics Corp.                   800           7,544
Comarco, Inc. *                           460           4,595
CTS Corp.                              16,170         240,771
Cymer, Inc. *                          12,942         601,285
DSP Group, Inc. *                       9,632         239,355
EMS Technologies, Inc. *                3,830          68,825
Espey Manufacturing &
  Electronics Corp.                       120           2,004
Exar Corp. *                           17,301         229,584
Fairchild Semiconductor
  International, Inc. *                18,710         339,961
Globecomm Systems, Inc. *               4,033          30,046
Harris Corp.                           11,573         480,395
Imation Corp.                          11,610         476,591
Integrated Device Technology,
  Inc. *                               98,600       1,398,148
Intersil Corp., Class A                16,049         373,139
IXYS Corp. *                           11,402         109,459
Kulicke & Soffa Industries, Inc.
  *                                    26,855         198,996
LSI Logic Corp. *                     162,175       1,451,466
Merrimac Industries, Inc. *               200           1,972
Microsemi Corp. *                       1,664          40,568
ON Semiconductor Corp. *               18,088         106,357
Park Electrochemical Corp.              4,784         123,188
Pericom Semiconductor Corp. *              68             564
Plexus Corp. *                              9             308
Powerwave Technologies, Inc. *            217           1,979
RF Micro Devices, Inc. *                  938           5,600
RF Monolithics, Inc. *                  5,100          29,070
Semitool, Inc. *                        9,700          87,494
Sigmatron International, Inc. *         1,210          10,176
Sirenza Microdevices, Inc. *            3,290          39,941
SonicWALL, Inc. *                      26,400         237,336
Spectrum Control, Inc. *                5,990          55,408
Standard Microsystems Corp. *          12,315         268,836
Stratos International, Inc. *           7,182          49,197
Sycamore Networks, Inc. *              91,300         370,678
Symmetricom, Inc. *                    11,750          83,073
Trident Microsystems, Inc. *            7,071         134,208
Vishay Intertechnology, Inc. *         89,960       1,415,071
Vodavi Technology, Inc. *                 500           2,865
White Electronic Designs Corp. *       12,370          62,840
                                                  ---------------
                                                   10,697,082

LAND & WATER TRANSPORTATION 1.8%
-----------------------------------------------------------------
Arkansas Best Corp.                     4,142         207,970
B & H Ocean Carriers Ltd. *             2,020          36,360

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Celadon Group, Inc. *                  10,716         236,181
Con-way, Inc.                           1,390          80,523
Frozen Food Express Industries,
  Inc. *                                9,430         103,918
Hub Group, Inc., Class A *                400           9,812
J.B. Hunt Transport Services,
  Inc.                                  4,380         109,106
Kirby Corp. *                          10,620         419,490
Laidlaw International, Inc.             6,830         172,116
Old Dominion Freight Line *               600          22,554
SEACOR Holdings, Inc. *                 7,290         598,509
Smithway Motor Xpress Corp.,
  Class A *                               200           2,038
Swift Transportation Co., Inc. *       22,900         727,304
USA Truck, Inc. *                       2,000          35,640
Werner Enterprises, Inc.               23,652         479,426
                                                  ---------------
                                                    3,240,947

MAINFRAME & MINICOMPUTERS 0.0%
-----------------------------------------------------------------
Neoware Systems, Inc. *                   781           9,598

METAL PRODUCTS & MACHINERY 4.0%
-----------------------------------------------------------------
AGCO Corp. *                            1,770          46,586
Allied Motion Technologies, Inc.
  *                                     2,600          13,858
Ampco-Pittsburgh Corp.                    230           6,590
Bonso Electronic International,
  Inc. *                                2,337           9,582
CIRCOR International, Inc.              1,200          36,588
Cummins, Inc.                          11,880       1,452,330
Eastern Co.                               400           8,260
Electro Scientific Industries,
  Inc. *                               15,644         281,436
EnPro Industries, Inc. *                8,600         288,960
Evans & Sutherland Computer
  Corp. *                               2,211          11,055
Flow International Corp. *             16,340         229,904
Freightcar America, Inc.                  200          11,102
Gehl Co. *                                660          16,850
Gerber Scientific, Inc. *              11,300         147,013
Hardinge, Inc.                             10             155
International Aluminum Corp.              900          34,200
Joy Global, Inc.                       27,811       1,448,675
Kadant, Inc. *                          8,080         185,840
Kennametal, Inc.                       18,740       1,166,565
Key Technology, Inc. *                    300           3,765
L.S. Starrett Co., Class A                200           2,730
Lennox International, Inc.             13,900         368,072
Material Sciences Corp. *               6,150          55,534
Mestek, Inc. *                            100           1,660
NN, Inc.                                5,865          72,433
Q.E.P. Co., Inc. *                      1,900          14,915
Regal Beloit Corp.                     10,780         475,937
Reinhold Industries, Inc., Class
  A                                        81             961
Robbins & Myers, Inc.                   4,510         117,891
SL Industries, Inc. *                     400           6,472
Standex International Corp.             6,100         185,135
Technology Research Corp.                 100             509
Tennant Co.                             2,200         110,616
The Timken Co.                         10,220         342,472
Twin Disc, Inc.                         1,220          37,344
Veeco Instruments, Inc. *               1,640          39,098
Velcro Industries N.V.                    570           7,974
Woodward Governor Co.                   3,000          91,530
                                                  ---------------
                                                    7,330,597

 10  Laudus Variable Insurance Trust Semiannual Report      See financial notes.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
MISCELLANEOUS FINANCE 2.0%
-----------------------------------------------------------------
A.G. Edwards, Inc.                     31,000       1,714,920
Knight Capital Group, Inc.,
  Class A *                            53,694         817,760
Piper Jaffray Cos., Inc. *                500          30,605
Raymond James Financial, Inc.          28,200         853,614
SEI Investments Co.                       310          15,153
SWS Group, Inc.                         7,920         191,030
Value Line, Inc.                          100           4,270
                                                  ---------------
                                                    3,627,352

OIL & COAL RESOURCES 3.4%
-----------------------------------------------------------------
Arch Coal, Inc.                         9,980         422,853
Bois d'Arc Energy, Inc. *               8,350         137,524
Callon Petroleum Co. *                  7,500         145,050
Cimarex Energy Co.                     22,069         948,967
Denbury Resources, Inc. *               6,130         194,137
Newfield Exploration Co. *             35,020       1,713,879
Petrohawk Energy Corp. *               35,430         446,418
Swift Energy Co. *                     11,700         502,281
Ultra Petroleum Corp. *                22,220       1,316,979
Unit Corp. *                            1,000          56,890
W&T Offshore, Inc.                      7,600         295,564
                                                  ---------------
                                                    6,180,542

OIL DISTRIBUTION 0.4%
-----------------------------------------------------------------
Adams Resources & Energy, Inc.            710          23,260
Frontier Oil Corp.                     16,200         524,880
Giant Industries, Inc. *                  680          45,254
Questar Corp.                           1,200          96,588
                                                  ---------------
                                                      689,982

OIL DRILLING & SERVICES 6.6%
-----------------------------------------------------------------
Bolt Technology Corp. *                   300           3,621
Dawson Geophysical Co. *                  690          21,231
ENSCO International, Inc.              26,250       1,208,025
Grant Prideco, Inc. *                  11,220         502,095
Helix Energy Solutions Group,
  Inc. *                               39,320       1,586,955
Helmerich & Payne, Inc.                18,300       1,102,758
Lufkin Industries, Inc.                 1,400          83,202
NATCO Group, Inc., Class A *            1,100          44,220
Newpark Resources, Inc. *              47,050         289,357
Oceaneering International, Inc.
  *                                     8,600         394,310
Oil States International, Inc. *        2,700          92,556
Patterson-UTI Energy, Inc.             56,300       1,593,853
Pride International, Inc. *             9,874         308,365
Rowan Cos., Inc.                       41,206       1,466,522
Superior Energy Services, Inc. *          584          19,798
TETRA Technologies, Inc. *             26,856         813,468
Tidewater, Inc.                        21,880       1,076,496
Todco, Class A *                       23,400         955,890
Veritas DGC, Inc. *                     4,400         226,952
W-H Energy Services, Inc. *             6,230         316,671
                                                  ---------------
                                                   12,106,345

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.2%
-----------------------------------------------------------------
Baldwin Technology Co., Inc.,
  Class A *                             6,800          36,720
Ballantyne of Omaha, Inc. *               640           2,432
Electronics for Imaging, Inc. *        21,363         446,060

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Hypercom Corp. *                       26,640         249,084
Key Tronic Corp. *                      1,040           4,066
LaserCard Corp. *                       3,641          47,661
M-Systems Flash Disk Pioneers
  Ltd. *                                  264           7,822
Printronix, Inc.                        1,900          25,460
Western Digital Corp. *                67,890       1,344,901
                                                  ---------------
                                                    2,164,206

PUBLISHING, BROADCASTING & CINEMA 0.7%
-----------------------------------------------------------------
Banta Corp.                             5,000         231,650
Champion Industries, Inc.               1,280          10,675
Media General, Inc., Class A            2,150          90,064
Monster Worldwide, Inc. *               1,333          56,866
Regent Communications, Inc. *          20,070          82,086
Tribune Co.                            23,500         762,105
Tufco Technologies, Inc. *                100             703
World Wrestling Entertainment,
  Inc.                                  8,100         136,809
                                                  ---------------
                                                    1,370,958

REAL ESTATE DEVELOPMENT 0.6%
-----------------------------------------------------------------
AMREP Corp. *                             400          21,728
Avatar Holdings, Inc. *                 1,336          76,112
IHOP Corp.                              9,700         466,376
ILX Resorts, Inc.                         880           8,254
J.W. Mays, Inc. *                         200           3,630
Patriot Transportation Holding,
  Inc. *                                  457          39,658
Service Corp. International             8,760          71,306
Stewart Enterprises, Inc., Class
  A                                    55,965         321,799
Stratus Properties, Inc. *                100           2,680
Tarragon Corp.                          7,130          98,751
The Intergroup Corp. *                    100           1,603
United Capital Corp. *                    600          15,900
Wellsford Real Properties, Inc.
  *                                       100             707
                                                  ---------------
                                                    1,128,504

REAL ESTATE INVESTMENT TRUSTS 4.5%
-----------------------------------------------------------------
Agree Realty Corp.                      2,050          69,638
Ashford Hospitality Trust              24,244         305,959
Associated Estates Realty
  Corporation                             100           1,240
Cedar Shopping Centers, Inc.              300           4,416
Commercial Net Lease Realty            21,510         429,124
Correctional Properties Trust           6,300         155,925
Eagle Hospitality Properties
  Trust, Inc.                           8,820          84,937
Entertainment Properties Trust            500          21,525
Extra Space Storage, Inc.               7,600         123,424
Gladstone Commercial Corp.                210           3,940
Highland Hospitality Corp.             21,900         308,352
Hospitality Properties Trust            9,510         417,679
HRPT Properties Trust                  86,719       1,002,472
Income Opportunity Realty
  Investors *                             610           4,255
Investors Real Estate Trust             4,835          43,660
iStar Financial, Inc.                  17,549         662,475
LaSalle Hotel Properties                2,750         127,325
LTC Properties, Inc.                    7,200         160,920
Mission West Properties, Inc.           6,810          75,455

See financial notes.      Laudus Variable Insurance Trust Semiannual Report   11

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Monmouth Capital Corp.                  2,269          12,139
Monmouth Real Estate Investment
  Corp., Class A                        5,358          43,185
National Health Investors, Inc.         8,070         217,002
National Health Realty, Inc.            2,500          47,375
New Plan Excel Realty Trust             1,730          42,714
Omega Healthcare Investors, Inc.       26,800         354,296
One Liberty Properties, Inc.            2,920          55,480
Presidential Realty Corp., Class
  B                                       600           4,065
Reckson Associates Realty Corp.        28,630       1,184,709
Senior Housing Properties Trust         8,310         148,832
Strategic Hotel & Resorts, Inc.        18,870         391,364
Sunstone Hotel Investors, Inc.         16,610         482,687
Supertel Hospitality, Inc.              3,500          22,750
Taubman Centers, Inc.                  16,200         662,580
Urstadt Biddle Properties, Inc.           400           6,360
Urstadt Biddle Properties, Inc.,
  Class A                              13,500         219,915
Windrose Medical Properties
  Trust                                11,610         169,506
Winston Hotels, Inc.                    2,170          26,583
Winthrop Realty Trust *                18,710         111,137
                                                  ---------------
                                                    8,205,400

RESTAURANTS, HOTELS & THEATERS 3.2%
-----------------------------------------------------------------
Ark Restaurants Corp.                     400          11,272
Benihana, Inc. *                          540          14,704
Bob Evans Farms, Inc.                   5,007         150,260
Bowl America, Inc.                      2,800          40,740
Brinker International, Inc.            33,410       1,212,783
California Pizza Kitchen, Inc. *        4,178         114,812
Champps Entertainment, Inc. *             450           2,952
Choice Hotels International,
  Inc.                                  9,175         556,005
Darden Restaurants, Inc.               37,960       1,495,624
Dover Downs Gaming &
  Entertainment, Inc.                   7,800         153,192
Dover Motorsports, Inc.                 4,040          23,715
Frisch's Restaurants, Inc.                200           4,746
Interstate Hotels & Resorts,
  Inc. *                               16,500         153,285
Isle of Capri Casinos, Inc. *           5,480         140,562
J. Alexander's Corp.                      750           6,398
Jack in the Box Inc. *                    760          29,792
Lodgian, Inc. *                        12,500         178,125
Luby's, Inc. *                          8,910          92,931
Marcus Corp.                            3,480          72,663
McCormick & Schmick's Seafood
  Restaurants, Inc. *                     128           3,046
Nathan's Famous, Inc. *                 1,120          15,120
Papa John's International, Inc.
  *                                     1,000          33,200
Penn National Gaming, Inc. *            1,150          44,597
Pinnacle Entertainment, Inc. *         22,400         686,560
Ryan's Restaurant Group, Inc. *         3,430          40,851
Sands Regent *                          1,390          20,155
Speedway Motorsports, Inc.                200           7,548
Star Buffet, Inc.                       1,700          13,229
Vail Resorts, Inc. *                   12,780         474,138
                                                  ---------------
                                                    5,793,005

RETAIL 5.9%
-----------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A
  *                                    13,946          80,469
AnnTaylor Stores Corp. *               33,100       1,435,878

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Arden Group, Inc.                         583          65,978
Asbury Automotive Group, Inc. *           560          11,726
AutoNation, Inc. *                      8,510         182,454
Barnes & Noble, Inc.                   23,830         869,795
Big Lots, Inc. *                       29,510         504,031
Blair Corp.                               483          14,369
Books-A-Million, Inc.                   3,720          62,050
Brown Shoe Co., Inc.                   10,590         360,907
Charming Shoppes, Inc. *               57,583         647,233
Circuit City Stores, Inc.              10,800         293,976
Coldwater Creek, Inc. *                 6,864         183,681
Cost-U-Less, Inc. *                     1,850          14,948
Deb Shops, Inc.                         1,700          40,987
Dillard's, Inc., Class A                1,590          50,642
Dress Barn, Inc. *                     12,600         319,410
E Com Ventures Inc *                      100           1,610
EZCORP, Inc., Class A *                 4,210         158,675
Finlay Enterprises, Inc. *              1,700          14,450
First Cash Financial Services,
  Inc. *                               11,800         233,050
Genesco, Inc. *                         8,290         280,782
Gottschalks, Inc. *                     9,000          58,680
Group 1 Automotive, Inc.                1,580          89,017
GSI Commerce, Inc. *                   15,200         205,656
Hastings Entertainment, Inc. *          2,500          19,500
Haverty Furniture Cos., Inc.            3,100          48,639
Insight Enterprises, Inc. *             9,162         174,536
Jennifer Convertibles, Inc. *             660           3,597
Limited Brands, Inc.                   40,020       1,024,112
Lithia Motors, Inc., Class A            8,150         247,108
Nordstrom, Inc.                         7,420         270,830
Nutri/System, Inc. *                    2,270         141,035
PC Connection, Inc. *                     200           1,170
Retail Ventures, Inc. *                 2,970          52,925
REX Stores Corp. *                      1,200          17,220
Rush Enterprises, Inc., Class B
  *                                     6,616         111,810
Sabre Holdings Corp., Class A          40,126         882,772
Shoe Carnival, Inc. *                   4,000          95,440
Smart & Final, Inc. *                   1,040          17,514
Sonic Automotive, Inc.                  9,000         199,620
Sport Chalet, Inc., Class A *             950           7,790
Sport Chalet, Inc., Class B *             150           1,193
Stage Stores, Inc.                      9,063         299,079
Systemax, Inc. *                        3,540          27,612
The Bon-Ton Stores, Inc.                  580          12,690
The Cato Corp., Class A                13,200         341,220
The Children's Place Retail
  Stores, Inc. *                        5,585         335,379
The Men's Wearhouse, Inc.               2,500          75,750
Weis Markets, Inc.                      6,100         251,320
                                                  ---------------
                                                   10,840,315

SOAPS & COSMETICS 0.1%
-----------------------------------------------------------------
CCA Industries, Inc.                      120           1,106
CPAC, Inc.                                450           2,532
Elizabeth Arden, Inc. *                 4,281          76,544
Parlux Fragrances, Inc. *               7,160          69,381
                                                  ---------------
                                                      149,563

SOFTWARE 5.6%
-----------------------------------------------------------------
American Software, Inc., Class A        3,770          25,334
Ansoft Corp. *                            330           6,758

 12  Laudus Variable Insurance Trust Semiannual Report      See financial notes.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)
Answerthink, Inc. *                    11,700          47,151
Black Box Corp.                         6,352         243,472
BMC Software, Inc. *                   67,650       1,616,835
Cadence Design Systems, Inc. *         59,258       1,016,275
Captaris, Inc. *                        6,684          31,081
Carreker Corp. *                       14,400         102,960
CIBER, Inc. *                          27,800         183,202
Cognizant Technology Solutions
  Corp., Class A *                         17           1,145
Computer Task Group, Inc. *             2,333          11,665
Compuware Corp. *                     107,766         722,032
CSP, Inc. *                             1,660          11,869
Eclipsys Corp. *                        8,088         146,878
Edgewater Technology, Inc. *            2,910          20,195
Embarcadero Technologies, Inc. *        5,960          36,356
Emdeon Corp. *                         89,194       1,106,898
First American Corp.                      740          31,280
Harris Interactive, Inc. *             24,006         136,834
Imergent, Inc. *                        6,910          89,830
Informatica Corp. *                    13,850         182,266
Inforte Corp. *                         2,550          12,087
Integral Systems, Inc.                    300           8,049
Intergraph Corp. *                      8,824         277,868
Interwoven, Inc. *                     21,000         180,180
INX, Inc. *                                80             480
JDA Software Group, Inc. *             17,807         249,832
Keane, Inc. *                           5,160          64,500
Lawson Software, Inc. *                31,068         208,156
Lightbridge, Inc. *                    12,694         164,387
MakeMusic!, Inc. *                      1,490           7,241
Manatron, Inc. *                          930           5,474
MapInfo Corp. *                         9,900         129,195
Mentor Graphics Corporation *           4,730          61,395
Moldflow Corp. *                        7,394          86,584
MRO Software, Inc. *                    3,950          79,277
Ness Technologies Inc. *               10,460         112,445
NetManage, Inc. *                       5,000          24,850
NetScout Systems, Inc. *               12,500         111,500
Novell, Inc. *                          4,306          28,549
Omtool Ltd. *                             400           1,844
PC-Tel, Inc. *                         13,065         111,575
PDF Solutions, Inc. *                   3,820          47,406
Perot Systems Corp., Class A *          1,890          27,367
PLATO Learning, Inc. *                 13,205          82,135
Quest Software, Inc. *                  9,793         137,494
Radiant Systems, Inc. *                 9,410          99,464
RealNetworks, Inc. *                   10,103         108,102
Retalix Ltd. *                            200           4,462
Source Interlink Cos., Inc. *           4,059          48,302
SPSS, Inc. *                            7,471         240,118
Stellent, Inc.                         14,050         134,178
Sybase, Inc. *                         42,500         824,500
Sykes Enterprises, Inc. *               8,430         136,229
TechTeam Global, Inc. *                 4,934          45,146
THQ, Inc. *                             8,937         193,039
Tier Technologies, Inc., Class B
  *                                     4,500          28,350
Tripos, Inc. *                          1,160           2,517
Tyler Technologies, Inc. *             10,100         113,120
Ulticom, Inc. *                         7,700          80,619
Versant Corp. *                           400           2,680
webMethods, Inc. *                     17,950         177,167
                                                  ---------------
                                                   10,228,179

                                    NUMBER OF        VALUE
SECURITY                             SHARES           ($)

TEXTILES & APPAREL 1.6%
-----------------------------------------------------------------
Albany International Corp.,
  Class A                              11,250         476,888
Culp, Inc. *                            3,960          19,364
Cutter & Buck, Inc.                     1,160          13,305
Decorator Industries, Inc.                430           3,818
G-III Apparel Group Ltd. *              1,230          11,931
Hampshire Group Ltd. *                  2,350          39,950
Hartmarx Corp. *                       11,030          66,180
LaCrosse Footwear, Inc. *                 110           1,323
Phillips-Van Heusen Corp.              13,700         522,792
Polo Ralph Lauren Corp.                 2,360         129,564
Skechers U.S.A., Inc., Class A *       10,120         243,993
Steven Madden Ltd. *                    4,425         131,069
Stride Rite Corp.                       7,270          95,891
Tandy Leather Factory, Inc. *           3,500          23,940
The Gymboree Corp. *                   14,458         502,560
Weyco Group, Inc.                         300           6,966
Wolverine World Wide, Inc.             28,480         664,439
                                                  ---------------
                                                    2,953,973
WHOLESALE 2.8%
-----------------------------------------------------------------
ADDvantage Technologies Group,
  Inc. *                                  200             994
Advanced Medical Optics, Inc. *        17,690         896,883
Agilysys, Inc.                          1,100          19,800
All American Semiconductor, Inc.
  *                                     1,910           6,876
Aristotle Corp. *                         300           2,490
Arrow Electronics, Inc. *              29,000         933,800
Avnet, Inc. *                          72,360       1,448,647
Bell Microproducts, Inc. *                771           4,179
BlueLinx Holdings, Inc.                 6,000          78,180
Coast Distribution System, Inc.         1,650          14,355
Delta Apparel, Inc.                     2,690          46,107
Educational Development Corp.             890           6,414
Handleman Co.                           4,300          35,045
Huttig Building Products, Inc. *        8,810          71,361
IKON Office Solutions, Inc.               100           1,260
Industrial Distribution Group,
  Inc. *                                2,527          22,313
Keystone Automotive Industries,
  Inc. *                                5,739         242,301
Lawson Products, Inc.                     500          19,710
LKQ Corp. *                             2,872          54,568
Man Sang Holdings, Inc. *                 200           1,016
NACCO Industries, Inc., Class A           200          27,482
Natural Health Trends Corp *              200             744
Nu Horizons Electronics Corp. *         4,925          47,526
P & F Industries, Inc. *                  100           1,225
Park-Ohio Holdings Corp. *              1,300          22,451
Spartan Stores, Inc.                    9,485         138,766
Tech Data Corp. *                         618          23,676
TESSCO Technologies, Inc. *             1,230          24,649
Traffix, Inc.                           5,527          29,790
Valley National Gases, Inc. *           1,100          28,765
W.W. Grainger, Inc.                     1,570         118,111
WESCO International, Inc. *             9,627         664,263
                                                  ---------------
                                                    5,033,747
                                                   --------------
TOTAL COMMON STOCK (COST $149,020,419)            170,400,712
                                                   --------------

See financial notes.      Laudus Variable Insurance Trust Semiannual Report   13

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                           FACE AMOUNT       VALUE
RATE, MATURITY DATE                    ($)            ($)
SHORT-TERM INVESTMENTS 6.1% OF NET ASSETS

REPURCHASE AGREEMENT 6.1%
-----------------------------------------------------------------
CTC dated 6/30/06, due 7/3/06 at
  4.50% with a maturity value of
  $11,095,744 (fully
  collateralized by U.S.
  Treasury Bill with a value of
  $11,416,323)                     11,091,585      11,091,585
-----------------------------------------------------------------
END OF INVESTMENTS.

 * Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

(b) At June 30, 2006 the tax basis cost of the fund's investments was $160,411,781, and the unrealized appreciation and depreciation was $24,238,510 and ($3,157,994), respectively, with a net unrealized appreciation of $21,080,516.

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
SHORT SALES 91.3% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.9%
-----------------------------------------------------------------
Bunge, Ltd.                             25,040      1,258,260
Calavo Growers, Inc.                     3,000         30,000
Delta & Pine Land Co.                    5,200        152,880
Farmer Brothers Co.                      3,500         75,880
Gold Kist, Inc. *                       30,400        406,448
McCormick & Co., Inc.                   13,300        446,215
Sanderson Farms, Inc.                    8,800        246,312
Smithfield Foods, Inc. *                44,000      1,268,520
Tyson Foods, Inc., Class A              90,000      1,337,400
                                                   --------------
                                                    5,221,915

AIRLINES 0.4%
-----------------------------------------------------------------
JetBlue Airways Corp. *                 63,730        773,682

AUTOS 1.0%
-----------------------------------------------------------------
Accuride Corp. *                         6,700         83,549
Gentex Corp.                            31,800        445,200
Lear Corp.                              29,900        664,079
Proliance International, Inc. *          7,700         35,574
Quantum Fuel Systems Technologies
  Worldwide, Inc. *                        960          3,264
Visteon Corp. *                         46,710        336,779
Wabash National Corp.                   18,370        282,163
                                                   --------------
                                                    1,850,608

BANKS & CREDIT INSTITUTIONS 5.6%
-----------------------------------------------------------------
AmeriCredit Corp. *                     44,560      1,244,115
Astoria Financial Corp.                 39,700      1,208,865
Cash Systems, Inc. *                     4,890         35,648
Center Bancorp, Inc.                     8,900        128,872
CharterMac                              16,700        312,457
Citizens Banking Corp.                  16,000        390,560
E*TRADE Financial Corp. *               77,060      1,758,509
East West Bancorp, Inc.                  2,700        102,357
Encore Capital Group, Inc. *             9,700        119,019
Euronet Worldwide, Inc. *               17,200        659,964

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Investors Financial Services
  Corp.                                  2,220         99,678
New York Community Bancorp, Inc.        78,190      1,290,917
Old National Bancorp                    31,440        627,857
QC Holdings, Inc. *                        242          3,269
State Bancorp, Inc.                      5,200         89,752
UCBH Holdings, Inc.                     30,181        499,194
Valley National Bancorp                 52,100      1,339,491
Westamerica Bancorp                      7,800        381,966
                                                   --------------
                                                   10,292,490

BASIC MINERALS & METALS 1.5%
-----------------------------------------------------------------
American Superconductor Corp. *         14,785        130,551
Century Aluminum Co. *                  13,700        488,953
Cleveland-Cliffs, Inc.                  13,200      1,046,628
Meridian Gold, Inc. *                   30,460        964,973
Steel Technologies, Inc.                 1,600         31,104
Wolverine Tube, Inc. *                   7,700         28,259
                                                   --------------
                                                    2,690,468

BEER, LIQUOR, & TOBACCO 0.3%
-----------------------------------------------------------------
Alliance One International, Inc.         7,020         31,169
Star Scientific, Inc. *                  5,100         13,158
Universal Corp.                         15,270        568,349
                                                   --------------
                                                      612,676

BIOTECHNOLOGY 3.2%
-----------------------------------------------------------------
ABIOMED, Inc. *                          9,135        118,481
Alexion Pharmaceuticals, Inc. *         18,167        656,192
Applera Corp. -- Celera Genomics
  Group *                               18,980        245,791
ARIAD Pharmaceuticals, Inc. *           23,200        104,632
ArQule, Inc. *                          16,000         90,240
Avigen, Inc. *                           6,500         33,670
CuraGen Corp. *                          5,624         19,684
Cypress Bioscience, Inc. *              21,455        131,734
CYTOGEN Corp. *                          2,900          7,250
Dyax Corp. *                            18,933         55,663
Dynavax Technologies Corp. *            13,300         55,195
Encysive Pharmaceuticals, Inc. *        34,048        235,953
Geron Corp. *                           28,500        196,650
Human Genome Sciences, Inc. *           78,700        842,090
ICOS Corp. *                            28,653        630,080
Idenix Pharmaceuticals, Inc. *             100            940
ImClone Systems, Inc. *                 29,477      1,138,991
Keryx Biopharmaceuticals, Inc. *         9,302        132,088
Kosan Biosciences, Inc. *               12,200         48,800
Lexicon Genetics, Inc. *                 3,700         16,243
Nabi Biopharmaceuticals *                4,300         24,682
Neurocrine Biosciences, Inc. *          23,300        246,980
Noven Pharmaceuticals, Inc. *           13,700        245,230
Onyx Pharmaceuticals, Inc. *            13,800        232,254
Progenics Pharmaceuticals, Inc. *        1,140         27,428
Seattle Genetics, Inc. *                 3,900         17,940
Telik, Inc. *                           21,466        354,189
                                                   --------------
                                                    5,909,070

CELLULAR & WIRELESS 0.0%
-----------------------------------------------------------------
Centennial Communications Corp. *       14,774         76,825

 14  Laudus Variable Insurance Trust Semiannual Report      See financial notes.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
CHEMICALS & RUBBER 2.0%
-----------------------------------------------------------------
ADA-ES, Inc. *                             150          2,572
American Vanguard Corp.                    100          1,548
Calgon Carbon Corp.                     19,300        117,537
Cooper Tire & Rubber Co.                29,100        324,174
Cytec Industries, Inc.                  12,200        654,652
Ferro Corp.                              4,340         69,266
Hexcel Corp. *                          38,880        610,805
Minerals Technologies, Inc.                530         27,560
Terra Industries, Inc. *                51,670        329,138
The Goodyear Tire & Rubber Co. *        90,811      1,008,002
The Mosaic Co. *                        23,860        373,409
Valhi, Inc.                              5,360        131,588
WD-40 Co.                                   10            336
                                                   --------------
                                                    3,650,587

COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
-----------------------------------------------------------------
CPI Aerostructures, Inc. *                 400          2,880

COMMUNICATIONS UTILITIES 2.4%
-----------------------------------------------------------------
Cincinnati Bell, Inc. *                  9,300         38,130
Citizens Communications Co.              5,650         73,733
Commonwealth Telephone
  Enterprises, Inc.                     12,400        411,184
Crown Media Holdings, Inc., Class
  A *                                    4,100         16,892
EchoStar Communications Corp.,
  Class A *                             57,400      1,768,494
IDT Corp. *                                200          2,640
IDT Corp., Class B *                    39,820        549,118
Mediacom Communications Corp.,
  Class A *                              2,361         14,709
NTL, Inc.                               29,080        724,092
VeriSign, Inc. *                        33,867        784,698
Warwick Valley Telephone Co.                69          1,345
                                                   --------------
                                                    4,385,035

CONSTRUCTION & HOMEBUILDING 0.6%
-----------------------------------------------------------------
Dominion Homes, Inc. *                     100            899
Dycom Industries, Inc. *                14,200        302,318
Hovnanian Enterprises, Inc.,
  Class A *                             13,700        412,096
Lennar Corp., Class A                      400         17,748
Pulte Homes, Inc.                        5,731        164,996
Toll Brothers, Inc. *                    7,590        194,076
                                                   --------------
                                                    1,092,133
CONSTRUCTION MATERIALS 0.4%
-----------------------------------------------------------------
Alico, Inc.                              1,000         55,110
Headwaters, Inc. *                      24,400        623,664
Nanophase Technologies Corp. *             600          4,344
                                                   --------------
                                                      683,118
CONSUMER DURABLES 0.1%
-----------------------------------------------------------------
Coachmen Industries, Inc.                4,680         55,879
Fleetwood Enterprises, Inc. *            1,700         12,818
Marine Products Corp.                    2,560         24,909
                                                   --------------
                                                       93,606

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)

DRUGS & PHARMACEUTICALS 4.2%
-----------------------------------------------------------------
Adolor Corp. *                          17,700        442,677
Advanced Magnetics, Inc. *               1,970         59,533
Alkermes, Inc. *                         7,874        148,976
Amylin Pharmaceuticals, Inc. *          34,400      1,698,328
Atherogenics, Inc. *                     9,500        123,975
AVANIR Pharmaceuticals, Class A *          310          2,121
Bioenvision, Inc. *                      3,700         19,721
CV Therapeutics, Inc. *                 20,600        287,782
Cytokinetics, Inc. *                     4,656         29,286
Dendreon Corp. *                        10,800         52,272
DepoMed, Inc. *                         18,900        110,943
DOV Pharmaceutical, Inc. *              11,400         24,168
DUSA Pharmaceuticals, Inc. *             5,800         32,770
Emisphere Technologies, Inc. *          12,000        102,360
EPIX Pharmaceuticals, Inc. *             5,704         24,812
ImmunoGen, Inc. *                        9,354         29,278
Indevus Pharmaceuticals, Inc. *          5,800         31,726
Inspire Pharmaceuticals, Inc. *         13,800         64,170
Martek Biosciences Corp. *              13,482        390,304
Medicis Pharmaceutical Corp.,
  Class A                                4,900        117,600
MGI Pharma, Inc. *                         154          3,311
Myogen, Inc. *                          11,860        343,940
Myriad Genetics, Inc. *                 13,100        330,775
Nastech Pharmaceutical Co., Inc.
  *                                        500          7,900
Nektar Therapeutics *                    4,380         80,329
Neose Technologies, Inc. *               3,400         13,770
Neurogen Corp. *                        11,035         56,499
NitroMed, Inc. *                         2,800         13,524
NPS Pharmaceuticals, Inc. *             10,100         49,288
OrthoLogic Corp. *                      12,016         19,466
OXiGENE, Inc. *                            800          3,136
Par Pharmaceutical Cos, Inc. *           6,300        116,298
PDL BioPharma, Inc. *                   22,700        417,907
Penwest Pharmaceuticals Co. *           10,891        237,751
Pharmacyclics, Inc. *                   10,400         40,144
POZEN, Inc. *                           16,190        113,978
Salix Pharmaceuticals Ltd. *               378          4,650
Santarus, Inc. *                         2,600         17,290
SciClone Pharmaceuticals, Inc. *        19,273         44,135
The Medicines Co. *                     12,900        252,195
Vertex Pharmaceuticals, Inc. *          36,000      1,321,560
ZymoGenetics, Inc. *                    16,800        318,696
                                                   --------------
                                                    7,599,344

ELECTRIC UTILITIES 2.3%
-----------------------------------------------------------------
CenterPoint Energy, Inc.               115,697      1,446,212
CMS Energy Corp. *                      23,540        304,608
Covanta Holding Corp. *                 59,400      1,048,410
Reliant Energy, Inc. *                 124,500      1,491,510
                                                   --------------
                                                    4,290,740

FINANCIAL INVESTMENTS 0.8%
-----------------------------------------------------------------
Acacia Research -- Acacia
  Technologies *                         4,200         59,052
Digital Theater Systems, Inc. *            206          4,013
Dolby Laboratories Inc., Class A
  *                                     15,000        349,500
Hanover Compressor Co. *                   380          7,136
Marlin Business Services, Inc. *         4,305         97,121

See financial notes.      Laudus Variable Insurance Trust Semiannual Report   15

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Marvel Entertainment, Inc. *            35,300        706,000
Price Communications Corp. *            18,320        310,524
                                                   --------------
                                                    1,533,346

FOREST PRODUCTS & PAPER 2.3%
-----------------------------------------------------------------
Bowater, Inc.                           25,450        578,987
Deltic Timber Corp.                        310         17,475
Graphic Packaging Corp. *               38,900        147,431
Louisiana-Pacific Corp.                 58,200      1,274,580
Neenah Paper, Inc.                       7,900        240,555
Pope & Talbot, Inc.                      8,700         54,201
Rayonier, Inc.                          18,840        714,224
Smurfit-Stone Container Corp. *         98,475      1,077,317
Trex Co., Inc. *                         4,000        103,560
                                                   --------------
                                                    4,208,330

FURNITURE & HOUSEHOLD ITEMS 1.5%
-----------------------------------------------------------------
Atlantis Plastics, Inc., Class A
  *                                      5,665         51,325
Bally Technologies, Inc. *              30,500        502,335
Constar International, Inc. *            2,800         10,752
Fiberstars, Inc. *                       5,330         41,840
Jacuzzi Brands, Inc. *                  46,200        406,560
Kinetic Concepts, Inc. *                25,900      1,143,485
Rogers Corp. *                           6,320        356,069
Russ Berrie & Co., Inc. *                6,200         76,012
Tupperware Corp.                         6,100        120,109
Virco Manufacturing Corp. *              4,290         21,450
                                                   --------------
                                                    2,729,937

GAS & OTHER PUBLIC UTILITIES 0.1%
-----------------------------------------------------------------
Waste Connections, Inc. *                2,810        102,284

GOVERNMENT AIRCRAFT & DEFENSE 0.4%
-----------------------------------------------------------------
Allied Defense Group, Inc. *             3,400         74,766
FLIR Systems, Inc. *                    23,600        520,616
Innovative Solutions & Support,
  Inc. *                                 3,380         47,523
Sturm, Ruger & Co., Inc.                 1,380          8,625
                                                   --------------
                                                      651,530

HEALTH CARE & HOSPITAL 1.0%
-----------------------------------------------------------------
Alliance Imaging, Inc. *                 9,540         61,056
AMERIGROUP Corp. *                      11,850        367,824
Apria Healthcare Group, Inc. *          22,300        421,470
Array BioPharma, Inc. *                 18,204        156,554
Dialysis Corp. of America *                200          2,224
Enzo Biochem, Inc. *                    13,500        203,580
Psychiatric Solutions, Inc. *           17,684        506,824
Tenet Healthcare Corp. *                10,900         76,082
United Surgical Partners
  International, Inc. *                  1,657         49,826
VistaCare, Inc., Class A *               6,000         72,600
                                                   --------------
                                                    1,918,040

INFORMATION & SERVICES 4.2%
-----------------------------------------------------------------
Arbinet-thexchange, Inc. *               3,100         17,391
Arbitron, Inc.                          16,300        624,779
Asset Acceptance Capital Corp. *         2,740         54,252
Clark, Inc.                              4,940         65,208
Corinthian Colleges, Inc. *             20,168        289,613

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
deCODE genetics, Inc. *                 32,400        200,556
DeVry, Inc. *                           31,400        689,858
DiamondCluster International,
  Inc., Class A *                        2,294         18,169
Exelixis, Inc. *                        44,400        446,220
H&R Block, Inc.                         57,950      1,382,687
Horizon Health Corp. *                   5,050        105,444
Intersections, Inc. *                    1,800         19,530
Iron Mountain, Inc. *                    6,590        246,334
Jupitermedia Corp. *                    12,900        167,700
KFX, Inc. *                             24,000        366,720
Maxygen, Inc. *                         13,100         97,988
MTC Technologies, Inc. *                 2,000         47,260
NetRatings, Inc. *                       6,300         87,507
Nuvelo, Inc. *                          27,671        460,722
PeopleSupport, Inc. *                    5,930         79,818
Rentech, Inc. *                         50,700        235,755
Senomyx, Inc. *                         12,000        173,160
Strayer Education, Inc.                  7,900        767,248
Syntroleum Corp. *                      15,900         96,513
The Advisory Board Co. *                 8,870        426,558
Total System Services, Inc.              2,200         42,350
Universal Technical Institute,
  Inc. *                                 6,002        132,164
Viad Corp.                              13,400        419,420
                                                   --------------
                                                    7,760,924

INSTRUMENTS 3.8%
-----------------------------------------------------------------
Align Technology, Inc. *                27,700        204,703
Beckman Coulter, Inc.                    8,740        485,507
Biosite, Inc. *                          6,200        283,092
Caliper Life Sciences, Inc. *            2,700         13,473
Catapult Communications Corp. *          5,700         62,130
Cepheid, Inc. *                         20,400        198,084
Clinical Data, Inc. *                      108          1,732
Conceptus, Inc. *                       13,600        185,504
Conmed Corp. *                           3,800         78,660
Conor Medsystems, Inc. *                 5,200        143,468
CryoLife, Inc. *                         1,300          7,020
CyberOptics Corp. *                      2,800         36,232
Daxor Corp. *                              300          5,148
Dexcom, Inc. *                           3,100         42,098
Dionex Corp. *                           8,778        479,805
Endologix, Inc. *                       16,302         57,709
Faro Technologies, Inc. *                4,284         72,657
I-Flow Corp. *                           4,800         51,936
IntraLase Corp. *                        6,700        112,158
Intuitive Surgical, Inc. *              12,790      1,508,836
LoJack Corp. *                           7,800        147,108
Luminex Corp. *                          8,720        151,641
Measurement Specialties, Inc. *          6,200        138,074
Mentor Corp.                             4,880        212,280
Merit Medical Systems, Inc. *            1,300         17,888
NMT Medical, Inc. *                      5,730         57,357
North American Scientific, Inc. *          605          1,180
OraSure Technologies, Inc. *            26,200        249,424
Osteotech, Inc. *                        7,500         30,300
RAE Systems, Inc. *                      3,900         15,600
Regeneration Technologies, Inc. *       11,410         73,024
STAAR Surgical Co. *                     4,100         31,734
Synergetics USA, Inc. *                  5,142         32,292
ThermoGenesis Corp. *                   11,800         48,616

 16  Laudus Variable Insurance Trust Semiannual Report      See financial notes.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Waters Corp. *                          36,900      1,638,360
Wright Medical Group, Inc. *             4,600         96,278
                                                   --------------
                                                    6,971,108
INSURANCE 2.8%
-----------------------------------------------------------------
Aspen Insurance Holdings Ltd.           31,710        738,526
ChoicePoint, Inc. *                     36,300      1,516,251
IPC Holdings, Ltd.                      17,537        432,462
Molina Healthcare, Inc. *                4,000        152,200
Progressive Gaming International
  Corp. *                               18,700        145,860
Transatlantic Holdings, Inc.             1,070         59,813
United Fire & Casualty Co.               1,070         32,239
White Mountains Insurance Group
  Ltd.                                   3,200      1,558,400
Willis Group Holdings Ltd.              16,800        539,280
                                                   --------------
                                                    5,175,031

IT HARDWARE 6.1%
-----------------------------------------------------------------
ADTRAN, Inc.                            31,553        707,734
Agere Systems, Inc. *                   29,060        427,182
Altera Corp. *                          94,100      1,651,455
Avaya, Inc. *                          127,100      1,451,482
California Micro Devices Corp. *           190            760
DDi Corp. *                             12,228        100,270
EFJ, Inc. *                             16,300         97,963
Entegris, Inc. *                        70,498        671,846
ESS Technology, Inc. *                   7,100         15,336
Integrated Silicon Solutions,
  Inc. *                                 4,400         24,244
International DisplayWorks, Inc.
  *                                     16,700         86,840
Intervoice, Inc. *                      21,400        152,368
KLA-Tencor Corp.                        14,276        593,453
Leadis Technology, Inc. *               11,700         64,584
Metalink Ltd. *                          3,100         18,448
Micro Linear Corp. *                     1,300          3,120
Microchip Technology, Inc.              12,893        432,560
O2Micro International Ltd. -- ADR
  *                                      3,200         24,608
Power Integrations, Inc. *               8,165        142,724
Power-One, Inc. *                       42,427        280,018
QLogic Corp. *                          76,734      1,322,894
Rambus, Inc. *                          40,598        926,040
RELM Wireless Corp. *                      200          1,244
Sigmatel, Inc. *                        18,500         76,035
Silicon Image, Inc. *                   43,600        470,008
Silicon Laboratories, Inc. *             6,800        239,020
Staktek Holdings, Inc. *                 7,940         38,588
Synaptics, Inc. *                       10,900        233,260
Tessera Technologies, Inc. *            24,139        663,823
Universal Display Corp. *                6,600         87,846
Volterra Semiconductor Corp. *           3,350         51,121
Vyyo, Inc. *                             5,000         31,000
                                                   --------------
                                                   11,087,874

LAND & WATER TRANSPORTATION 2.0%
-----------------------------------------------------------------
General Maritime Corp.                  19,600        724,416
Kansas City Southern *                   4,130        114,401
Quality Distribution, Inc. *             1,018         13,519
Rural/Metro Corp. *                     15,970        111,790
Sea Containers Ltd., Class A            13,900         66,025

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
Sirva, Inc. *                           11,100         71,817
Teekay Shipping Corp.                   33,210      1,389,506
Trailer Bridge, Inc. *                   1,070          7,758
YRC Worldwide, Inc. *                   26,669      1,123,032
                                                   --------------
                                                    3,622,264

MAINFRAME & MINICOMPUTERS 0.4%
-----------------------------------------------------------------
Palm, Inc. *                            46,100        742,210

METAL PRODUCTS & MACHINERY 4.4%
-----------------------------------------------------------------
Actuant Corp., Class A                     300         14,985
American Power Conversion Corp.         69,556      1,355,647
American Standard Cos., Inc.               800         34,616
Ball Corp.                              43,100      1,596,424
Bucyrus International, Inc.,
  Class A                                    1             25
Donaldson Co., Inc.                     39,600      1,341,252
Energizer Holdings, Inc. *               7,000        409,990
Environmental Tectonics Corp. *          2,000         11,800
Federal Signal Corp.                    17,860        270,400
Global Power Equipment Group,
  Inc. *                                16,600         52,788
Lindsay Manufacturing Co.                3,940        106,853
Pentair, Inc.                           37,800      1,292,382
Plug Power, Inc. *                      25,000        116,750
Spectrum Brands, Inc. *                 15,210        196,513
Ultralife Batteries, Inc. *              7,800         79,014
Zebra Technologies Corp., Class A
  *                                     36,256      1,238,505
                                                   --------------
                                                    8,117,944

MISCELLANEOUS FINANCE 1.0%
-----------------------------------------------------------------
BKF Capital Group, Inc.                  4,600         28,750
Calamos Asset Management, Inc.,
  Class A                               12,700        368,173
CKX, Inc. *                             13,200        179,124
eSPEED, Inc., Class A *                  6,918         57,627
First Albany Companies, Inc. *           6,820         30,690
GAMCO Investors, Inc., Class A           3,500        128,660
Nasdaq Stock Market, Inc. *              8,725        260,877
Sanders Morris Harris Group, Inc.        2,523         38,123
Waddell & Reed Financial, Inc.,
  Class A                               32,800        674,368
Westwood Holdings Group, Inc.              200          3,760
                                                   --------------
                                                    1,770,152

OIL & COAL RESOURCES 3.4%
-----------------------------------------------------------------
Clayton Williams Energy, Inc. *             10            345
Delta Petroleum Corp. *                 24,000        411,120
Encore Acquisition Co. *                27,374        734,444
Equitable Resources, Inc.               44,300      1,484,050
FX Energy, Inc. *                       19,500         90,090
Infinity Energy Resources, Inc. *          150          1,043
MarkWest Hydrocarbon, Inc.               2,176         53,856
Plains Exploration & Production
  Co. *                                 12,250        496,615
Pogo Producing Co.                      29,910      1,378,851
Quicksilver Resources, Inc. *           32,500      1,196,325
Southwestern Energy Co. *               13,567        422,748
                                                   --------------
                                                    6,269,487

See financial notes.      Laudus Variable Insurance Trust Semiannual Report   17

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
PORTFOLIO HOLDINGS (Unaudited) continued

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
OIL DISTRIBUTION 1.3%
-----------------------------------------------------------------
Cheniere Energy, Inc. *                 28,400      1,107,600
Kinder Morgan Management, LLC *         28,032      1,205,931
                                                   --------------
                                                    2,313,531

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.6%
-----------------------------------------------------------------
Ampex Corp., Class A *                     600          6,996
Avid Technology, Inc. *                 15,400        513,282
Diebold, Inc.                            4,680        190,101
Dot Hill Systems Corp. *                 2,400          8,208
Echelon Corp. *                         17,100        128,079
Immersion Corp. *                       12,070         70,730
Intermec, Inc. *                         1,350         30,969
Lexmark International, Inc.,
  Class A *                              1,900        106,077
Mobility Electronics, Inc. *            13,200         95,832
NCR Corp. *                             47,440      1,738,202
Symbol Technologies, Inc.                8,600         92,794
                                                   --------------
                                                    2,981,270

PUBLISHING, BROADCASTING & CINEMA 3.0%
-----------------------------------------------------------------
Acco Brands Corporation *                4,280         93,732
Central European Media
  Enterprises, Ltd., Class A *          21,825      1,379,122
Dow Jones & Co., Inc.                    1,900         66,519
DreamWorks Animation SKG, Inc.,
  Class A *                             19,100        437,390
Fisher Communications, Inc. *            3,636        153,184
Journal Register Co.                    17,200        154,112
Nexstar Broadcasting Group, Inc.,
  Class A *                             13,020         62,496
R.H. Donnelley Corp. *                  22,710      1,227,930
Saga Communications, Inc., Class
  A *                                      900          8,154
Spanish Broadcasting System,
  Class A *                              9,300         47,523
The E.W. Scripps Co., Class A           17,900        772,206
The Interpublic Group of Cos.,
  Inc. *                                 2,100         17,535
The New York Times Co., Class A         40,800      1,001,232
Young Broadcasting, Inc., Class A
  *                                      3,800         11,932
                                                   --------------
                                                    5,433,067

REAL ESTATE DEVELOPMENT 0.7%
-----------------------------------------------------------------
Forest City Enterprises, Inc.,
  Class A                               25,960      1,295,664
Tejon Ranch Co. *                        1,400         57,624
                                                   --------------
                                                    1,353,288

REAL ESTATE INVESTMENT TRUSTS 7.9%
-----------------------------------------------------------------
Alexandria Real Estate Equities,
  Inc.                                   7,200        638,496
Apartment Investment & Management
  Co., Class A                          35,820      1,556,379
AvalonBay Communities, Inc.             13,760      1,522,131
Boston Properties, Inc.                 18,300      1,654,320
BRE Properties, Class A                 21,593      1,187,615
Essex Property Trust, Inc.              12,000      1,339,920
Federal Realty Investment Trust         18,200      1,274,000
FelCor Lodging Trust, Inc.               7,300        158,702

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
General Growth Properties, Inc.         11,300        509,178
Glimcher Realty Trust                   18,570        460,722
Global Signal, Inc.                      7,000        324,240
Kilroy Realty Corp.                     13,600        982,600
Plum Creek Timber Co., Inc.             38,600      1,370,300
Realty Income Corp.                         40            876
Tanger Factory Outlet Centers,
  Inc.                                  13,900        449,943
The Mills Corp.                         24,300        650,025
United Dominion Realty Trust,
  Inc.                                   2,550         71,426
Washington Real Estate Investment
  Trust                                 10,196        374,193
                                                   --------------
                                                   14,525,066

RESTAURANTS, HOTELS & THEATERS 2.8%
-----------------------------------------------------------------
Ameristar Casinos, Inc.                 13,785        268,118
Applebee's International, Inc.              19            365
Blockbuster, Inc., Class A *            26,600        132,468
Buca, Inc. *                            10,230         57,800
CKE Restaurants, Inc.                    7,960        132,216
Domino's Pizza, Inc.                    19,100        472,534
Magna Entertainment Corp., Class
  A *                                    8,800         46,288
Nevada Gold & Casinos, Inc. *            2,100         15,330
P.F. Chang's China Bistro, Inc. *          400         15,208
Panera Bread Co., Class A *                100          6,724
Peet's Coffee & Tea, Inc. *              2,996         90,449
Red Robin Gourmet Burgers, Inc. *        6,770        288,131
Six Flags, Inc. *                       54,090        303,986
Sonic Corp. *                           39,616        823,617
Station Casinos, Inc.                   22,300      1,518,184
Texas Roadhouse, Inc., Class A *        24,731        334,363
The Cheesecake Factory, Inc. *          14,835        399,803
Westwood One, Inc.                      28,900        216,750
                                                   --------------
                                                    5,122,334

RETAIL 4.4%
-----------------------------------------------------------------
99 Cents Only Stores *                  12,000        125,520
Big 5 Sporting Goods Corp.               3,910         76,245
Bombay Company, Inc. *                   4,800         11,616
CarMax, Inc. *                          20,200        716,292
CDW Corp.                                  300         16,395
Celebrate Express, Inc. *                3,977         51,741
Chico's FAS, Inc. *                     13,900        375,022
Collegiate Pacific, Inc.                   500          5,375
dELiA*s, Inc. *                            400          3,232
Design Within Reach, Inc. *              3,852         26,348
Family Dollar Stores, Inc.               5,900        144,137
Guitar Center, Inc. *                   14,300        635,921
Hot Topic, Inc. *                       12,682        145,970
Jo-Ann Stores, Inc. *                   11,800        172,870
New York & Co., Inc. *                   6,000         58,620
Pathmark Stores, Inc. *                 24,100        226,781
PETCO Animal Supplies, Inc. *            9,885        201,950
PetMed Express, Inc. *                     200          2,194
PETsMART, Inc.                          48,190      1,233,664
Pier 1 Imports, Inc.                    35,600        248,488
PriceSmart, Inc. *                      12,029        120,530
RadioShack Corp.                        76,500      1,071,000
Ross Stores, Inc.                       13,700        384,285
School Specialty, Inc. *                11,276        359,140
The Pep Boys-Manny, Moe & Jack          25,700        301,461
Tiffany & Co.                           33,200      1,096,264

 18  Laudus Variable Insurance Trust Semiannual Report      See financial notes.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
ValueVision Media, Inc., Class A
  *                                     13,122        144,736
Whole Foods Market, Inc.                   123          7,951
                                                   --------------
                                                    7,963,748

SOAPS & COSMETICS 0.0%
-----------------------------------------------------------------
Clorox Co.                                  80          4,878

SOFTWARE 5.3%
-----------------------------------------------------------------
@Road, Inc. *                           38,336        211,615
ActivIdentity Corp. *                   10,354         47,214
Activision, Inc. *                      89,857      1,022,573
Altiris, Inc. *                          8,240        148,650
Blackboard, Inc. *                       9,000        260,640
Cogent, Inc. *                          11,200        168,784
Corillian Corp. *                        4,700         14,053
Dendrite International, Inc. *          19,700        182,028
Digimarc Corp. *                         4,677         28,857
Emageon, Inc. *                          5,010         73,096
Epicor Software Corp. *                 27,905        293,840
eResearch Technology, Inc. *            22,900        208,390
F5 Networks, Inc. *                      7,878        421,315
Infospace, Inc. *                       17,050        386,523
Internet Capital Group, Inc. *          19,590        176,310
Kanbay International, Inc. *            11,400        165,756
Kronos, Inc. *                          13,840        501,146
Mercury Computer Systems, Inc. *        12,024        185,049
National Instruments Corp.              14,983        410,534
NAVTEQ Corp. *                          36,660      1,637,969
Online Resources Corp *                  1,149         11,881
Open Solutions, Inc. *                  10,936        291,007
Packeteer, Inc. *                       16,692        189,287
Parametric Technology Corp. *           55,987        711,595
Phoenix Technologies, Ltd. *                80            385
PlanetOut, Inc. *                        1,300          9,100
ProxyMed, Inc. *                         1,610         11,689
Q-Med, Inc. *                            8,839         37,654
Salesforce.com, Inc. *                   9,190        245,005
SM&A *                                  12,700         77,470
Sohu.com, Inc. *                        13,700        353,323

                                     NUMBER OF       VALUE
SECURITY                              SHARES          ($)
SRA International, Inc., Class A
  *                                     15,600        415,428
SupportSoft, Inc. *                      5,200         20,488
Take-Two Interactive Software,
  Inc. *                                40,923        436,239
Unisys Corp. *                          44,700        280,716
Verint Systems, Inc. *                   3,205         93,554
Websense, Inc. *                           270          5,546
                                                   --------------
                                                    9,734,709

TEXTILES & APPAREL 1.4%
-----------------------------------------------------------------
Ashworth, Inc. *                            25            225
Cintas Corp.                            40,400      1,606,304
Columbia Sportswear Co. *                   68          3,078
K-Swiss, Inc., Class A                  12,613        336,767
Phoenix Footwear Group, Inc. *           1,110          6,627
Tandy Brands Accessories, Inc.             450          4,662
The Timberland Co., Class A *           25,500        665,550
                                                   --------------
                                                    2,623,213

WHOLESALE 1.8%
-----------------------------------------------------------------
Audiovox Corp. *                        10,300        140,698
Central European Distribution
  Corp. *                                8,713        219,232
GTSI Corp. *                             1,020          6,579
Nash Finch Co.                           3,400         72,386
Nu Skin Enterprises, Inc., Class
  A                                      8,580        127,413
NuCo2, Inc. *                            6,289        151,188
Patterson Cos., Inc. *                  46,265      1,616,036
Pomeroy IT Solutions, Inc. *             8,030         57,816
ScanSource, Inc. *                       9,600        281,472
United Natural Foods, Inc. *            21,197        699,925
                                                   --------------
                                                    3,372,745
-----------------------------------------------------------------
END OF SHORT SALE POSITIONS.

* Non-income producing security.

ADR - American Depositary Receipt

See financial notes.      Laudus Variable Insurance Trust Semiannual Report   19

Financial Statements

Statement of Assets and Liabilities as of 06/30/06

                                                                LAUDUS ROSENBERG
                                                                    VIT VALUE
                                                                LONG/SHORT EQUITY
                                                                      FUND
                                                                -----------------
                                                                   (UNAUDITED)
ASSETS:
Investments, at cost........................................      $160,112,004
                                                                  ============
Investments, at value.......................................      $170,400,712
Repurchase agreements, at amortized cost....................        11,091,585
                                                                  ------------
    Total Investments.......................................       181,492,297
                                                                  ------------
Deposits with broker and custodian bank for securities sold
  short.....................................................       164,482,203
Dividends and interest receivable...........................           384,602
Receivable for investments sold.............................        12,914,133
Receivable for fund shares sold.............................            68,241
Prepaid expenses............................................               142
                                                                  ------------
    Total Assets............................................       359,341,618
                                                                  ------------

LIABILITIES:
Securities sold short, proceeds.............................      $173,553,651
                                                                  ============
Securities sold short.......................................      $167,313,487
Payable for investments purchased...........................         8,045,185
Payable for fund shares repurchased.........................           433,537
Accrued expenses and other liabilities:
  Manager fees..............................................            58,262
  Distribution and Shareholder Servicing fees...............            35,292
  Independent Trustees fees.................................             2,199
  Other accrued expenses....................................           415,712
                                                                  ------------
    Total liabilities.......................................       176,303,674
                                                                  ------------
NET ASSETS..................................................      $183,037,944
                                                                  ============
NET ASSETS CONSIST OF:
Capital.....................................................      $166,839,859
Undistributed net investment income.........................         2,543,755
Accumulated net realized losses on investments..............       (13,966,127)
Net unrealized appreciation on investments..................        27,620,457
                                                                  ------------
NET ASSETS..................................................      $183,037,944
                                                                  ============
Shares Outstanding..........................................        16,070,195
Net asset value, Offering Price and Redemption Price per
  Share.....................................................      $      11.39
                                                                  ============

 20  Laudus Variable Insurance Trust Semiannual Report
                         See the accompanying notes to the financial statements.

Financial Statements

Statement of Operations for the six months ended 06/30/06

                                                                LAUDUS ROSENBERG
                                                                    VIT VALUE
                                                                LONG/SHORT EQUITY
                                                                      FUND
                                                                -----------------
                                                                   (UNAUDITED)
INVESTMENT INCOME:
  Dividends.................................................      $    842,125
  Interest..................................................         3,216,051
                                                                  ------------
  Total Investment Income...................................         4,058,176
                                                                  ------------
EXPENSES:
  Manager fees..............................................         1,175,109
  Distribution and Shareholder Services fees................           195,852
  Custodian fees............................................            23,238
  Shareholder report fees...................................            19,454
  Fund accounting fees......................................            32,501
  Independent Trustees' fees................................             1,506
  Dividend expense for securities sold short................         1,030,278
  Trustee retirement plan...................................             1,942
  Professional fees.........................................            47,879
  Transfer agent fees.......................................             5,386
  Recouped by manager.......................................            49,076
  Other expenses............................................             6,966
                                                                  ------------
  Total expenses............................................         2,589,187
                                                                  ------------
  NET INVESTMENT INCOME.....................................         1,468,989
                                                                  ------------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
    Net realized gains on securities........................         7,575,565
    Net realized losses on securities sold short............       (10,772,912)
    Change in net unrealized appreciation on investments....        11,601,847
                                                                  ------------
  NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
    INVESTMENTS.............................................         8,404,500
                                                                  ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $  9,873,489
                                                                  ============

See the accompanying notes to the financial statements.
                          Laudus Variable Insurance Trust Semiannual Report   21

Financial Statements

Statements of Changes in Net Assets

                                                                          LAUDUS ROSENBERG
                                                                              VIT VALUE
                                                                       LONG/SHORT EQUITY FUND
                                                                -------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2006      DECEMBER 31, 2005
                                                                ----------------    -----------------
                                                                  (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................      $  1,468,989        $  1,074,766
  Net realized losses from investments......................        (3,197,347)         (6,820,190)
  Change in unrealized appreciation from investments........        11,601,847          11,175,051
                                                                  ------------        ------------
    Change in net assets resulting from operations..........         9,873,489           5,429,627
                                                                  ------------        ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................        69,413,241         151,719,378
  Value of shares redeemed..................................       (40,978,350)        (65,464,794)
                                                                  ------------        ------------
    Change in net assets resulting from capital
      transactions..........................................        28,434,891          86,254,584
                                                                  ------------        ------------
Change in net assets........................................        38,308,380          91,684,211
                                                                  ------------        ------------
NET ASSETS:
  Beginning of period.......................................       144,729,564          53,045,353
                                                                  ------------        ------------
  End of period.............................................      $183,037,944        $144,729,564
                                                                  ============        ============
SHARE TRANSACTIONS:
Class 2:
  Shares sold...............................................         6,337,292          14,345,988
  Shares redeemed...........................................        (3,740,653)         (6,181,906)
                                                                  ------------        ------------
Change in Shares............................................         2,596,639           8,164,082
                                                                  ============        ============

 22  Laudus Variable Insurance Trust Semiannual Report
                         See the accompanying notes to the financial statements.

Financial Statements

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

                                            FOR THE SIX       FOR THE YEAR         FOR THE YEAR        FOR THE PERIOD
                                           MONTHS ENDED           ENDED                ENDED          MAY 1, 2003(1) TO
                                           JUNE 30, 2006    DECEMBER 31, 2005    DECEMBER 31, 2004    DECEMBER 31, 2003
                                           -------------    -----------------    -----------------    -----------------
                                            (UNAUDITED)
CLASS 2
VIT VALUE LONG/SHORT EQUITY FUND
Net asset value, beginning of period...      $  10.74           $   9.99              $  9.64              $ 10.00
Investment activities:
  Net investment income/(loss).........          0.08               0.08                (0.04)               (0.05)(2)
  Net realized and unrealized
    gains/(losses) on investments......          0.57               0.67                 0.39                (0.31)
                                             --------           --------              -------              -------
  Total from investment activities.....          0.65               0.75                 0.35                (0.36)
                                             --------           --------              -------              -------
Net asset value, end of period.........      $  11.39           $  10.74              $  9.99              $  9.64
                                             ========           ========              =======              =======
Total return...........................          6.05%(3)           7.51%                3.63%               (3.60)%(3)
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets at end of period (000's)....      $183,038           $144,730              $53,045              $ 9,508
Net investment income/(loss) net of
  waivers/reimbursements(4)............          1.88%(5)           1.02%               (0.77)%              (0.90)%(5)
Expenses before
  waivers/reimbursements(4)............          3.31%(5)           3.23%                4.10%                7.55%(5)
Expenses net of
  waivers/reimbursements(4)............          3.31%(5)           3.21%                3.14%                2.98%(5)
Expenses net of
  waivers/reimbursements(6)............          1.99%(5)           1.99%                1.99%                2.00%(5)
Portfolio turnover rate................         67.07%            122.98%               89.39%              130.89%

---------------

(1) Commencement of operations.

(2) Calculated based on the average shares outstanding during the period.

(3) Not annualized for periods less than one year.

(4) Includes interest expense and dividend expense on securities sold short.

(5) Annualized for periods less than one year.

(6) Exclusive of non-recurring account fees, extraordinary expenses, interest expense and dividends on securities sold short.

See the accompanying notes to the financial statements.
                          Laudus Variable Insurance Trust Semiannual Report   23

Financial Statements

Notes to Financial Statements as of June 30, 2006 (Unaudited)

1. ORGANIZATION.

Laudus Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 2, 1998. The Trust is an open-end diversified management investment company offering one portfolio:
Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). Class 1 Shares are not offered. The Fund currently offers only Class 2 Shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

The Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the New York Stock Exchange that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Changes in holding of portfolio securities are reflected no later than on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date. Interest income is recorded as earned and includes premium amortization and discount accretion.

REAL ESTATE INVESTMENT TRUSTS

The Fund may own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund buys a security from another party (usually a financial institution) with the agreement that the security will be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Fund has one repurchase agreement. It is currently fully collateralized by a U.S. Treasury Bill. All collateral is held by the Fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

SHORT SALES

The Fund is authorized to engage in short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market

 24  Laudus Variable Insurance Trust Semiannual Report

Financial Statements -- Notes to Financial Statements (Unaudited) continued

value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed the market value of securities sold short recorded in the Statement of Assets and Liabilities. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account at the Custodian bank with cash, U.S. Government Securities and/or securities held long to sufficiently cover its short positions on a daily basis. The collateral for the securities sold short includes the Deposits with Broker and Custodian bank as shown in the Statement of Assets and Liabilities and the securities held long as shown in the Statement of Portfolio Investments. Interest accrued or dividends paid on Securities Sold Short are recorded as an expense on the Fund's records.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions are made annually on a tax basis, which may differ from distribution amounts determined under accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for REITs and wash sales for book and tax purposes.

RETIREMENT PLAN

Interested Trustees and officers of the Trust do not receive compensation from the Trust. The Trust pays each Independent Trustee a quarterly retainer fee of $100.00 and an additional $100.00 for each regular meeting attended.

In addition, a retirement plan has been instituted for all of the Independent Trustees of the Laudus Trust and Trustees of the Laudus Variable Insurance Trust (the "Retirement Plan"). Under the terms of the Retirement Plan, upon retirement or other termination from service from the Laudus Trust and Laudus Variable Insurance Trust (other than termination for cause), a retiring Independent Trustee who has served as Independent Trustee for at least five years shall be paid a lump sum cash payment (the "Retirement Payment"). The Retirement Payment shall be equal to $10,000 for each year that the Trustee has served as an Independent Trustee of the Laudus Trust and the Laudus Variable Insurance Trust, including years of service prior to the adoption of the Retirement Plan. However, beginning April 1, 2005, each Independent Trustee is permitted to make a one-time election to have the $10,000 attributable to service for the coming year adjusted up or down at the end of each subsequent year based on the unweighted average performance of Institutional Shares of each Fund of the Laudus Trust and Class 2 Shares of the sole series of the Laudus Variable Insurance Trust that is in operation for all of such year. Each Independent Trustee also was given the opportunity to make a one-time election to have previously accrued benefits fluctuate beginning April 1, 2005, based on performance of the Funds as described in the previous sentence. As a result, the amount of the Retirement Payment payable to any Independent Trustee may increase or decrease based upon performance of the Funds. The portion of the total Retirement Payment owed to an Independent Trustee upon his or her retirement that is payable by any Fund will be determined based on the relative net assets of the Funds of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust in operation on the date of the Independent Trustee's retirement. The Trust did not pay any pension or retirement benefits for its Trustees.

FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICE AGREEMENTS.

The Trust's Board of Trustees oversees the general conduct of the Trust and the Fund.

Charles Schwab Investment Management, Inc. ("CSIM" or the "Manager") is the investment adviser of the Fund and manages the Fund's business, subject to the supervision of the Board of Trustees. AXA Rosenberg Invest-

                          Laudus Variable Insurance Trust Semiannual Report   25

Financial Statements -- Notes to Financial Statements (Unaudited) continued

ment Management LLC ("AXA Rosenberg"), the Fund's sub-adviser, provides day-to-day portfolio management services to the Fund, subject to the supervision of CSIM.

The Fund pays CSIM an advisory fee for these services on a monthly basis. CSIM and not the Fund pays a portion of the advisory fee it receives to AXA Rosenberg in return for its services.

The table below sets forth the advisory fee payable to CSIM by the Fund.

                                        AGREEMENT RATE
                                        --------------
Laudus Rosenberg VIT Value Long/
  Short Equity Fund.................         1.50%

CSIM has contractually agreed, until at least April 30, 2008, to waive its management fee and bear certain expenses and fees of the Fund. As such, CSIM further agrees to reimburse the Fund to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business as follows.

Laudus Rosenberg VIT Value Long/ Short
  Equity Fund..........................       1.99%*

---------------

* Reflects contractual limitations by Manager to waive its management fee and/or bear certain expenses, excluding dividend expense.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the Fund's net expenses to exceed the current limit (as stated in CSIM's contractual undertaking) during the respective year.

As of June 30, 2006, the balance of recoupable expense is as follows:

                                           EXPIRES
                                    ---------------------
                                    12/31/07    12/31/08
                                    --------    ---------
Laudus Rosenberg VIT Value
  Long/Short Equity Fund........    $222,007     $23,352

Effective October 1, 2005, State Street Bank & Trust Company serves as the Trust's administrator and assisted the Trust in all aspects of its administration and operation. Prior to October 1, 2005, BISYS Fund Services Ohio, Inc. ("BISYS") performed these services.

Effective October 1, 2005, State Street Bank & Trust Company also serves as the Trust's fund accountant. Prior to October 1, 2005, BISYS performed these services.

Effective October 10, 2005, Boston Financial Data Services, Inc. performs the transfer agent services. Prior to October 10, 2005, BISYS performed these services.

The Trust has a Distribution and Shareholder Service Plan with respect to its Class 2 Shares pursuant to Rule 12b-1 under the 1940 Act. The Class 2 Shares of the Fund are sold on a continuous basis by the Trust's Distributor. Effective October 1, 2005, ALPS Distributors, Inc. serves as the Distributor. Prior to October 1, 2005, Laudus Distributor, Inc. served as the Distributor. Under the Distribution and Shareholder Service Plan, the Fund pays distribution and shareholder servicing fees in connection with the sale and servicing of the Class 2 shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the average daily net assets of the Class 2 Shares.

4. SECURITY PURCHASES AND SALES.

For the year ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                              PURCHASES         SALES
                             ------------    -----------
Laudus Rosenberg VIT
  Value Long/Short Equity
  Fund...................    $126,502,034    $98,656,330

5. FEDERAL INCOME TAXES.

As of the tax year end of December 31, 2005, the following is the net capital loss carryforward, which is available to offset future realized gains.

                                       EXPIRES
                         ------------------------------------
                           2011         2012          2013         TOTAL
                         --------    ----------    ----------    ----------
Laudus Rosenberg VIT
 Value Long/ Short
 Equity Fund.........    $617,013    $2,527,100    $3,508,597    $6,652,710

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period ended

 26  Laudus Variable Insurance Trust Semiannual Report

Financial Statements -- Notes to Financial Statements (Unaudited) continued

December 31, 2005, the Fund deferred to January 1, 2006 post October capital losses of:

                                            CAPITAL LOSS
                                            ------------
Laudus Rosenberg VIT Value Long/Short
  Equity Fund...........................     $3,989,881

As of December 31, 2005, the components of distributable earnings/accumulated earnings on a tax basis were as follows:

                       UNDISTRIBUTED   ACCUMULATED                      TOTAL
                         ORDINARY      CAPITAL AND     UNREALIZED    ACCUMULATED
                          INCOME       OTHER LOSSES   APPRECIATION    EARNINGS
                       -------------   ------------   ------------   -----------
Laudus Rosenberg VIT
 Value Long/ Short
 Equity Fund.........   $1,074,766     $(10,642,591)  $15,892,421    $6,324,596

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable to tax deferral of losses on wash sales.

                          Laudus Variable Insurance Trust Semiannual Report   27

Proxy Voting Results. (Unaudited)

Shareholders of the fund covered in this report approved all proposals described in the most recent Laudus Variable Insurance Trust proxy solicitation. A special meeting of the shareholders was held on June 28, 2006. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

-----------------------------------------------------
                                       No. of Shares
-----------------------------------------------------
To elect the following Trustees:
                                      RODMAN L. DRAKE
Affirmative                            13,839,335.534
Withhold                                  423,073.277
Total                                  14,262,408.811
-----------------------------------------------------
                     MORRILL MELTON ("MEL") HALL, JR.
Affirmative                            13,813,767.043
Withhold                                  448,641.768
Total                                  14,262,408.811
-----------------------------------------------------
                                       ROGER M. LYNCH
Affirmative                            13,842,172.855
Withhold                                  420,235.956
Total                                  14,262,408.811
-----------------------------------------------------
                                        JONATHAN PIEL
Affirmative                            13,783,106.458
Withhold                                  479,302.353
Total                                  14,262,408.811
-----------------------------------------------------
                                      JOHN D. COLLINS
Affirmative                            13,864,060.746
Withhold                                  398,348.065
Total                                  14,262,408.811
-----------------------------------------------------
                                   MARIANN BYERWALTER
Affirmative                            13,856,374.577
Withhold                                  406,034.234
Total                                  14,262,408.811
-----------------------------------------------------
                                    WILLIAM A. HASLER
Affirmative                            13,853,365.808
Withhold                                  409,043.003
Total                                  14,262,408.811
-----------------------------------------------------
                                    NILS H. HAKANSSON
Affirmative                            13,814,630.018
Withhold                                  447,778.793
Total                                  14,262,408.811
-----------------------------------------------------
                                      JAMES L. BAILEY
Affirmative                            13,836,945.211
Withhold                                  425.463.600
Total                                  14,262,408.811
-----------------------------------------------------
                                      RANDALL W. MERK
Affirmative                            13,762,962.788
Withhold                                  499,446.023
Total                                  14,262,408.811
-----------------------------------------------------

 28  Laudus Variable Insurance Trust Semiannual Report

Trustees and Officers

The tables below provide information about the trustees and officers for the Laudus Variable Insurance Trust ("LVIT"), which includes the fund covered in this report. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. As of June 30, 2006, the Fund Complex included 98 funds.

Trustees remain in office until they resign, retire or are removed by shareholder vote.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-866-452-8387.

INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Name,                                                            Number of
Year of Birth,                                                   Portfolios in
(Term of Office and       Principal Occupation(s)                Fund Complex
Length of Time Served)    During the Past Five Years             Overseen       Other Directorships
---------------------------------------------------------------------------------------------------------------------
Mariann Byerwalter        Chairman of JDN Corporate Advisory     98             Board 1 - Director, Redwood Trust,
1960                      LLC. From 1996 to 2001, Vice                          Inc. Board 2 - Director, PMI Group,
(Trustee of LVIT since    President for Business Affairs and                    Inc.
2004)                     Chief Financial Officer of Stanford
                          University, and in 2001, Special
                          Advisor to the President of Stanford
                          University.
---------------------------------------------------------------------------------------------------------------------
William A. Hasler         Retired. Dean Emeritus of the Haas     98             Board 1 - Director, Aphton
1941                      School of Business, University of                     Corporation Board 2 - Director,
(Trustee of LVIT since    California, Berkeley. Until February                  Mission West Properties. Board
2004)                     2004, Co-Chief Executive Officer,                     3 - Director, TOUSA. Board
                          Aphton Corp. (bio-pharmaceuticals).                   4 - Director, Stratex Networks. Board
                                                                                5 - Director, Genitope Corp. Board
                                                                                6 - Director, Solectron Corporation
                                                                                where he is also Non-Executive
                                                                                Chairman. Board 7 - Director, Ditech
                                                                                Communications Corporation.
---------------------------------------------------------------------------------------------------------------------
Nils Hakansson            Retired. Sylvan C. Coleman Professor   41             None.
1937                      of Finance and Accounting Emeritus,
(Trustee of LVIT since    Haas School of Business, University
June 1998)                of California Berkeley, since 2003.
                          From July 1969 to January 2003,
                          Professor of Finance and Accounting,
                          Haas School of Business, University
                          of California, Berkeley (higher
                          education).
---------------------------------------------------------------------------------------------------------------------
Rodman L. Drake           Co-Founder of Baringo Capital LLC      41             Board 1 - Director and Chairman,
1943                      (since 2002); President, Continuation                 Hyperion Total Return Fund, Inc. and
(Trustee of LVIT since    Investments Group, Inc. (from 1997 to                 Hyperion Strategic Mortgage Income
June 2006)                2001).                                                Fund Inc. Board 2 - Director, Jackson
                                                                                Hewitt Tax Service Inc. Board 3 -
                                                                                Director, Student Loan Corporation.
                                                                                Board 4 - Celgene Corp.
---------------------------------------------------------------------------------------------------------------------
Morrill Melton Hall, Jr.  Chairman (since 1984) and Chief        41             None.
1944                      Executive Officer (since 1991),
(Trustee of LVIT since    Comprehensive Health Services, Inc.
June 2006)                (health care management and
                          administration).
---------------------------------------------------------------------------------------------------------------------

                          Laudus Variable Insurance Trust Semiannual Report   29

Trustees and Officers continued

INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Name,                                                            Number of
Year of Birth,                                                   Portfolios in
(Term of Office and       Principal Occupation(s)                Fund Complex
Length of Time Served)    During the Past Five Years             Overseen       Other Directorships
---------------------------------------------------------------------------------------------------------------------
Roger M. Lynch            Retired. President, Corporate Asset    41             None.
1940                      Funding Co., Inc. (asset
(Trustee of LVIT since    securitization) (from 1987 to 1999);
June 2006)                Limited Partner (from 1986 to 1999),
                          Goldman Sachs & Co.
---------------------------------------------------------------------------------------------------------------------
Jonathan Piel             Cable television producer and website  41             None.
1938                      designer; Editor, Scientific American
(Trustee of LVIT since    (1984-1986), and Vice President,
June 2006)                Scientific American Inc.,
                          (1986-1994); Director, National
                          Institute of Social Sciences; Member,
                          Advisory Board, The Stone Age
                          Institute, Bloomington, Indiana.
---------------------------------------------------------------------------------------------------------------------
John D. Collins           Retired. Consultant, KPMG, LLP (from   41             Board 1 - Director, Mrs. Fields
1938                      July 1999 to June 2000); Partner,                     Famous Brands LLC.
(Trustee of LVIT since    KPMG, LLP (from March 1962 to June
June 2006)                1999).

 30  Laudus Variable Insurance Trust Semiannual Report

Trustees and Officers continued

INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Name,                                                            Number of
Year of Birth,                                                   Portfolios in
(Term of Office and       Principal Occupation(s)                Fund Complex
Length of Time Served)    During the Past Five Years             Overseen       Other Directorships
---------------------------------------------------------------------------------------------------------------------
Randall W. Merk(2)        Executive Vice President, Charles      98             None.
1954                      Schwab & Co., Inc. (2002-present);
(Trustee of LVIT since    President, Schwab Financial Products,
June 2006)                Charles Schwab & Co., Inc. (2002-
                          present); Director, Charles Schwab
                          Asset Management (Ireland) Limited;
                          Director, Charles Schwab Bank, N.A.
                          (since 2006). Prior to September
                          2002, President and Chief Investment
                          Officer, American Century Investment
                          Management, and Director, American
                          Century Companies, Inc.
---------------------------------------------------------------------------------------------------------------------
James L. Bailey(2)        Chief Operating Officer of U.S. Trust  41             None.
1945                      Corporation (since December 2004) and
(Trustee of LVIT since    Executive Vice President of U.S.
June 2006)                Trust Corporation and United States
                          Trust Company of New York (since
                          2003); President, Excelsior Funds,
                          Inc., Excelsior Tax-Exempt Funds,
                          Inc. and Excelsior Funds Trust (from
                          2003 to July 2004); Consultant in the
                          financial services industry (from
                          August 2000 to January 2003);
                          Executive Vice President of Citicorp
                          (from 1992 to August 2000).

                          Laudus Variable Insurance Trust Semiannual Report   31

Trustees and Officers continued

OFFICERS
-------------------------------------------------------------------------------------------------------------------
Name,
Year of Birth,
(Term of Office and
Length of Time Served)(1)     Position with the Trust  Principal Occupation(s)
-------------------------------------------------------------------------------------------------------------------
Evelyn Dilsaver, 1955         President & Chief        President, Chief Executive Officer, and Director, Charles
(Officer of LVIT since        Executive Officer        Schwab Investment Management, Inc.; President and Chief
09/05)                                                 Executive Officer, The Charles Schwab Family of Funds,
                                                       Schwab Investments, Schwab Capital Trust, and Schwab Annuity
                                                       Portfolios; Executive Vice President, Charles Schwab & Co.,
                                                       Inc.; President, Excelsior Funds Inc., Excelsior Tax-Exempt
                                                       Funds, Inc., and Excelsior Funds Trust; President, Mutual
                                                       Fund Division, UST Advisers, Inc. From June 2003 to July
                                                       2004, Senior Vice President, Asset Management Products and
                                                       Services, Charles Schwab & Co., Inc. Prior to June 2003,
                                                       Executive Vice President, Chief Financial Officer, and Chief
                                                       Administrative Officer, U.S. Trust, a subsidiary of The
                                                       Charles Schwab Corporation.
-------------------------------------------------------------------------------------------------------------------
George Pereira, 1964          Chief Financial Officer  Senior Vice President and Chief Financial Officer, Charles
(Officer of LVIT since                                 Schwab Investment Management, Inc.; Treasurer and Principal
06/06)                                                 Financial Officer, The Charles Schwab Family of Funds,
                                                       Schwab Investments, Schwab Capital Trust, and Schwab Annuity
                                                       Portfolios; Chief Financial Officer and Chief Accounting
                                                       Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds,
                                                       Inc., and Excelsior Funds Trust; Chief Financial Officer,
                                                       Mutual Fund Division, UST Advisors, Inc.; Director, Charles
                                                       Schwab Worldwide Fund, PLC and Charles Schwab Asset
                                                       Management (Ireland) Limited. From December 1999 to November
                                                       2004, Sr. Vice President, Financial Reporting, Charles
                                                       Schwab & Co., Inc.
-------------------------------------------------------------------------------------------------------------------
Jeffrey M. Mortimer, 1963     Vice President & Chief   Senior Vice President and Chief Investment
(Officer of LVIT since        Investment Officer       Officer - Equities, Charles Schwab Investment Management,
06/04)                                                 Inc., and The Charles Schwab Family of Funds, Schwab
                                                       Investments, Schwab Capital Trust, and Schwab Annuity
                                                       Portfolios. Prior to May 2004; Vice President and Sr.
                                                       Portfolio Manager, Charles Schwab Investment Management,
                                                       Inc.
-------------------------------------------------------------------------------------------------------------------
Koji E. Felton, 1961          Chief Legal Officer      Senior Vice President, Chief Counsel and Corporate
(Officer of LVIT since                                 Secretary, Charles Schwab Investment Management, Inc.;
07/06)                                                 Senior Vice President and Deputy General Counsel, Charles
                                                       Schwab & Co., Inc. Secretary and Chief Legal Officer, The
                                                       Charles Schwab Family of Funds, Schwab Investments, Schwab
                                                       Capital Trust, and Schwab Annuity Portfolios; Chief Legal
                                                       Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds,
                                                       Inc., and Excelsior Funds Trust. Prior to June 1998, Branch
                                                       Chief in enforcement at U.S. Securities Exchange Commission in San Francisco.
-------------------------------------------------------------------------------------------------------------------
Randall Fillmore, 1960        Chief Compliance         Senior Vice President and Chief Compliance Officer, Charles
(Officer of LVIT since        Officer                  Schwab Investment Management, Inc; Senior Vice President,
09/04)                                                 Charles Schwab & Co., Inc.; Chief Compliance Officer, The
                                                       Charles Schwab Family of Funds, Schwab Investments, Schwab
                                                       Capital Trust, and Schwab Annuity Portfolios; Chief
                                                       Compliance Officer, Excelsior Funds, Inc., Excelsior
                                                       Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002
                                                       to 2003, Vice President, Charles Schwab & Co., Inc. and
                                                       Charles Schwab Investment Management, Inc. From 2000 to
                                                       2002, Vice President, Internal Audit, Charles Schwab & Co.,
                                                       Inc.
-------------------------------------------------------------------------------------------------------------------

 32  Laudus Variable Insurance Trust Semiannual Report

Trustees and Officers continued

OFFICERS
-------------------------------------------------------------------------------------------------------------------
Name,
Year of Birth,
(Term of Office and
Length of Time Served)(1)     Position with the Trust  Principal Occupation(s)
-------------------------------------------------------------------------------------------------------------------
Daniel Kern, 1961             Vice President           Vice President, Investment Operations, Charles Schwab
(Officer of LVIT since                                 Investment Management, Inc.; Assistant Treasurer, The
03/04)                                                 Charles Schwab Family of Funds, Schwab Investments, Schwab
                                                       Capital Trust, and Schwab Annuity Portfolios. Until
                                                       September 2005, Assistant Treasurer, Laudus Trust and Laudus
                                                       Variable Insurance Trust. Until December 2004, Vice
                                                       President, Internal Audit, Charles Schwab Corporation. Prior
                                                       to January 2003, Managing Director and Principal, Montgomery
                                                       Asset Management.
-------------------------------------------------------------------------------------------------------------------
Bill Thomas, 1962             Vice President           Senior Vice President, Distribution, Charles Schwab
(Officer of LVIT since                                 Investment Management, Inc.
06/04)
-------------------------------------------------------------------------------------------------------------------
Michael Haydel, 1972          Vice President & AML     Vice President, Asset Management Client Services, Charles
(Officer of LVIT since        Officer                  Schwab & Co., Inc. Until March 2004, Director, Charles
06/05)                                                 Schwab & Co., Inc.
-------------------------------------------------------------------------------------------------------------------
Alice Schulman, 1950          Clerk                    Vice President & Assistant Secretary, Charles Schwab
(Officer of LVIT since                                 Investment Management, Inc.; Assistant Secretary, The
01/04)                                                 Charles Schwab Family of Funds, Schwab Investments, Schwab
                                                       Capital Trust, and Schwab Annuity Portfolios and The Charles
                                                       Schwab Bank, N.A. Until 2003, Director - Project Management,
                                                       Charles Schwab Investment Management, Inc.

1 The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

2 In addition to their employment with the investment adviser or an affiliate, Messrs. Merk and Bailey also own stock of The Charles Schwab Corporation. Mr. Merk and Bailey are Interested Trustees because they are employees of Schwab and U.S. Trust, respectively.

                          Laudus Variable Insurance Trust Semiannual Report   33

Definitions, Terms and Other Information

90 DAY T-BILL is a short-term discounted, government debt instrument of 90 days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

ALPHA is a measure of a fund's risk-adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund's manager. It is calculated by measuring the difference between a fund's actual returns and its expected performance given its level of market risk as measured by beta.

BETA is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

DIVIDEND YIELD RISK measures the trailing 12 month dividend divided by current market price of the primary security of each company and is expressed in number of standard deviations from market mean. A higher reading on Yield in general means higher annual dividend yield based on current price relative to market.

GDP, OR GROSS DOMESTIC PRODUCT, is the market value of the goods and services produced by labor and property in the United States.

THE STANDARD & POOR'S 500(R) (S&P 500) INDEX is an unmanaged index measuring large-cap U.S. stock market performance, and includes a representative sample of leading companies in leading industries.

PRICE TO EARNINGS RATIO is the price of a stock divided by its historical earnings per share.

PRICE TO BOOK RATIO compares the stock's market value to the value of the total assets less the total liabilities.

PRICE TO CASH FLOW RATIO is the price of a stock dividend by its reported cash flow per share.

RELATIVE STRENGTH is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

RETURN ON EQUITY represents the amount earned on a company's common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

TRADING ACTIVITY is one of several risk factors commonly used to attribute a portfolio's return relative to its benchmark. Specifically, trading activity measures a stock's trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, the Securities and Exchange Commission's website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund's most recent Form N-Q is also available at www.laudus.com.

 34  Laudus Variable Insurance Trust Semiannual Report

                      (This page intentionally left blank)

                                                             (LAUDUS FUNDS LOGO)

                                                         COMMAND PERFORMANCE(TM)

MANAGER
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, California 94104

SHAREHOLDER SERVICES
1-888-517-9900

www.laudus.com

This report is for the information of the shareholders of the Laudus Rosenberg VIT Value Long/Short Equity Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of concurrent or prior delivery of the current prospectus.

REG35440

ITEM 2: CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, Daniel Kern, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to

Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a) (1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

    (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

    (3) Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Variable Insurance Trust

By:   /s/ Evelyn Dilsaver
      -----------------------------
      Evelyn Dilsaver
      President, Chief Executive Officer

Date: August 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
      ----------------------------
      Evelyn Dilsaver
      President, Chief Executive Officer

Date: August 16, 2006


By:   /s/ George Pereira
      ----------------------------
          George Pereira
          Treasurer, Principal Financial Officer

Date: August 16, 2006